Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounting Policies [Abstract]
Basis of presentation of the consolidated financial statements	Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats and the following regulations.
Particularly, during 2025 and 2023, the Bank of Spain published Circulars 1/2025 of 19 December of 2025, and 1/2023 of 24 February of 2023, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2025 were authorised by the Bank's directors (at the board meeting on 24 February 2026) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2025, 2024 and 2023 and the consolidated results of its operations and the consolidated cash flows in 2025, 2024 and 2023. These consolidated annual accounts have been prepared on the basis of the accounting records held by Banco Santander and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS – IASB' and together with IFRS adopted by the European Union, 'IFRS').
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
The information contained in the consolidated income statement has been reclassified as a result of the change in the presentation for certain charges at 31 December 2025 in the amount of EUR 427 million, mainly levies and other expenses, of which EUR 359 million have been reclassified from the line item 'Other provisions' to the line item 'Other operating expenses'.
The figures of the consolidated annual accounts are presented in millions of euros unless another alternative monetary unit is indicated, rounded to the nearest million unit.
Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2025:
•IAS 21 Effects of changes in foreign currency exchange rates: IAS 21 established the requirements to apply when there is a temporary lack of interchangeability between two currencies, but did not give indications when this situation was not temporary. Given this scenario, IAS 21 has been modified establishing the criteria to identify these situations, specifying how entities should estimate the spot exchange rate, the methodologies and data to be considered, as well as the associated disclosure requirements. This modification was applied in advance by the Group on 31 December 2024. For more information, see Note 2.a.iv.
The application of the aforementioned amendment to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2025:
•Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures: (i) amendments to classification and measurement requirements related to the assessment of contractual cash flows of certain financial assets (with ESG characteristics, non-recourse or contractually linked); (ii) an accounting policy option for the derecognition of financial liabilities settled through an electronic payment system is included; (iii) the disclosure requirements related to equity instruments designated at fair value through other comprehensive income are amended; (iv) disclosure requirements are included for financial instruments with contingent characteristics that may modify their contractual cash flows. These amendments will be applicable from 1 January 2026.
•Amendments to IFRS 9 and IFRS 7 - Nature-dependent electricity contracts for electricity contracts dependent on energy sources and susceptible to variations due to uncontrollable factors, such as weather conditions, this modification: (i) clarifies the application of the 'own use' requirements; (ii) allows hedge accounting if these contracts were used as hedging instruments; and, (iii) adds new filing requirements for greater clarity on the impact of these contracts. These modifications will be applicable form 1 January 2026.
•IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements, (i) improves the comparability of the income statement by defining its structure into three categories (operating, investing, and financing) and presenting defined subtotals, including operating profit; (ii) breaks down in the financial statements certain management-defined performance measures related to the income statement; and (iii) improves the aggregation of information for disclosure in the financial statements or notes. The new standard will be applicable from 1 January 2027.
•Amendments to IFRS Improvement Cycle: introduces minor amendments, effective from 1 January 2026, to the following standards:
•IFRS 1 First-time Adoption of International Financial Reporting Standards, for hedge accounting in first adoption.
•IFRS 7 Financial Instruments: Disclosures: updated references and alignment with IFRS 13, as well as clarifications in the Implementation Guidance.
•IFRS 9 Financial Instruments: amendment to apply derecognition criteria to lease liabilities recorded by the lessee and replacement of the term 'transaction price' with 'the amount determined in accordance with IFRS 15'.
•IFRS10 Consolidated Financial Statements: Determining a 'de facto agent'.
•IAS 7 Statement of Cashflows: replacing the term 'cost method' with 'cost'.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2025 had not yet been adopted by the European Union:
•IFRS 19 Subsidiaries without Public Accountability: Disclosures: this new standard works alongside other IFRS Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. A subsidiary is eligible if: (i) it does not have public accountability; and (ii) it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards. Applicable from 1 January 2027.
•IFRS 19 Subsidiaries without Public Accountability: Disclosures: these new amendments help eligible subsidiaries reduce disclosures related to IFRS standards and amendments issued between February 2021 and May 2024. With these amendments, IFRS 19 reflects the IFRS changes that will take effect up to 1 January 2027, when IFRS 19 will become applicable.
•Amendments to IAS 21 The effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency: establishes how to translate financial statements when the presentation currency is subject to hyperinflation. Requires converting all amounts, including comparatives, at the closing exchange rates and restating them in accordance with IAS 29. Furthermore, introduces additional disclosures to enhance comparability and reduce diversity in practice. Applicable from 1 January 2027, with early application permitted.
Grupo Santander is currently analyzing the possible effects of these new standards and interpretations, and unless expressly indicated otherwise, no significant impacts are expected from their application.
During 2025, the Group completed the project to adapt its accounting policies relating to hedging transactions to the hedge accounting requirements set out in IFRS 9 (see Note 2.d.v). The main impacts of this change on the accounting for hedging relationships are primarily due to: (i) the mandatory separation of the time value of options (when the hedged risk is the intrinsic value); (ii) and the optional separation of the forward element of foreign exchange forward contracts for all hedges, as well as (iii) the separation of the foreign currency basis spread of a foreign exchange derivative for each hedging relationship. The application of these options to hedges designated before 31 December 2024 did not have a material impact on the Group's consolidated statement of financial position or consolidated profit or loss.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2025 were applied in the preparation of these consolidated annual accounts.

Use of accounting estimates	Use of accounting estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by Banco Santander in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see Notes 6, 7, 10, 12, 13, 16, 17, 18 and 54).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see Note 25).
•The useful life of the tangible and intangible assets (see Notes 16 and 18).
•The measurement of the impairment in goodwill arising on consolidation (see Note 17).
•The calculation of provisions and the consideration of contingent liabilities (see Note 25).
•The fair value of certain unquoted assets and liabilities (see Notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets (see Note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3 (see Note 17).
•The measurement of assets under reinsurance contracts and liabilities under insurance contracts (see Note 15).
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario, characterized by persistent geopolitical tensions and changing financial conditions, as well as the evolution of monetary and fiscal policies in major economies. The analysis also considers developments in interest rates, credit spreads, and currency movements, along with labor market trends in the geographies where the Group operates.
The Group's management has evaluated in particular the uncertainties caused by the current environment in relation to credit risk, maintaining active oversight of clients in geographies and sectors more exposed to international trade tensions, global geopolitical uncertainty and the impact of public debt containment policies or fiscal stimulus measures, liquidity and market risks, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation, developing in the notes the main estimates made during the period ended December 31, 2025 (see notes 10, 17, 50 and 54).
Although these estimates have been made on the basis of the best information available at the end of the year 2025, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
Foreign currency transactions	Foreign currency transactions
i. Presentation currency
Banco Santander’s functional and presentation currency is the euro. Also, the presentation currency of the Group is the euro.
ii. Translation of foreign currency balances
Foreign currency balances are translated to euros in two consecutive stages:
•Translation of foreign currency to the functional currency (currency of the main economic environment in which the entity operates).
•Translation to euros of the balances held in the functional currencies of entities whose functional currency is not the euro.
Translation of foreign currency to the functional currency
Foreign currency transactions performed by consolidated entities (or entities accounted for using the equity method) not located in European Monetary Union ('EMU') countries are initially recognised in their respective currencies. Monetary items in foreign currency are subsequently translated to their functional currencies using the closing rate.
Furthermore:
•Non-monetary items measured at historical cost are translated to the functional currency at the exchange rate at the date of acquisition.
•Non-monetary items measured at fair value are translated at the exchange rate at the date when the fair value was determined.
•Income and expenses are translated at the average exchange rates for the year for all the transactions performed during the year. When applying this criterion, the Group considers whether there have been significant changes in the exchange rates in the year which, in view of their materiality with respect to the consolidated financial statements taken as a whole, would make it necessary to use the exchange rates at the transaction date rather than the aforementioned average exchange rates.
•The balances arising from non-hedging forward foreign currency/foreign currency and foreign currency/euro purchase and sale transactions are translated at the closing rates prevailing in the forward foreign currency market for the related maturity.
Translation of functional currencies to euros
The balances in the financial statements of consolidated entities (or entities accounted for using the equity method) whose functional currency is not the euro are translated to euros as follows:
-Assets and liabilities, at the closing rates.
-Income and expenses, at the average exchange rates for the year.
-Equity items, at the historical exchange rates.
iii. Recognition of exchange differences
The exchange differences arising on the translation of foreign currency balances to the functional currency are generally recognised at their net amount under 'Exchange differences, net' in the consolidated income statement, except for exchange differences arising on financial instruments at fair value through profit or loss, which are recognised in the consolidated income statement without distinguishing them from other changes in fair value, and for exchange differences arising on non-monetary items measured at fair value through equity, which are recognised under 'Other comprehensive income–Items that may be reclassified to profit or loss–Exchange differences' except for exchange differences on equity instruments, where the option to irrevocably elect to be measured at fair value through changes in accumulated other comprehensive income, which are recognised in accumulated 'Other Comprehensive Income - Items not to be reclassified to profit or loss - Changes in fair value of equity instruments measured at fair value' through other comprehensive income (see note 29).
The exchange differences arising on the translation to euros of the financial statements denominated in functional currencies other than the euro are recognised in 'Other comprehensive income–Items that may be reclassified to profit or loss–Exchange differences' in the consolidated balance sheet, whereas those arising on the translation to euros of the financial statements of entities accounted for using the equity method are recognised in equity under 'Other comprehensive income–Items that may be reclassified to profit or loss and Items not reclassified to profit or loss–Other recognised income and expense' of investments in subsidiaries, joint ventures and associates (see note 29), until the related item is derecognised, at which time they are recognised in profit or loss.
Exchange differences arising on actuarial gains or losses when converting to euros the financial statements denominated in the functional currencies of entities whose functional currency is different from the euro are recognised under equity 'Other comprehensive income–Items not reclassified to profit or loss–Actuarial gains or (-) losses' on defined benefit pension plans (see note 29).
iv. Entities located in hyperinflationary economies
When a subsidiary operates in a country with hyperinflationary economy, IAS 29 Financial Information in Hyperinflationary Economies is applied, which means that:
–Historical cost of non-monetary assets and liabilities and of the various items of equity have to be adjusted to reflect the changes in the purchasing power of the currency due to inflation from their date of acquisition or incorporation into the consolidated balance sheet.
–The different items of the income statement are adjusted by the inflationary index since their generation, with a balancing entry in 'Other comprehensive income'.
–The loss on the net monetary position is recorded in the income for the year against 'Accumulated Other comprehensive income'.
–All components of the financial statements of the subsidiary are translated at the closing exchange rate.
The deterioration of the economic situation in Argentina over the last years caused, among other impacts, a significant increase in inflation, which by the end of 2018 had reached 48% per year (147% accumulated in three years). This led the Group to conclude that it was necessary to apply IAS 29 Financial Information in Hyperinflationary Economies to its activities in the country in question in its consolidated financial statements from that year on.
In 2024, Grupo Santander decided to apply an alternative exchange rate for the conversion of its Argentine business in the preparation of its consolidated annual accounts. This decision stemmed from the divergence observed between the official exchange rate and certain macroeconomic variables, primarily inflation, coupled with the fact that for certain transactions, such as the repatriation of dividends, the exchange rate implied in orderly transactions between market participants did not correspond to the official exchange rate. As of 31 December 2024, the alternative exchange rate used was based on the CCL dollar ('contado con liquidación'), which is the exchange rate resulting from the sale in US dollars of local bonds denominated in Argentine pesos (bonds with dual peso dollar/denomination). At that date, this rate did not differ significantly from other market rates.
From the second quarter of 2025, and considering the liberalization of the foreign exchange market and the elimination of restrictions on the purchase of foreign currency by individuals, and the value of this CCL dollar exchange rate did not differ significantly from other market rates and the official exchange rate, Grupo Santander started using the official exchange rate as a reference once again.
Inflation during 2025, according to the national consumer price index published by the National Statistics and Census Institute, was 31.5% for the year (117.8% at 31 December 2024). The official exchange rate as 31 December 2025 was 1,706.38 Argentine pesos per euro (1,071.16 Argentine pesos per euro at 31 December 2024). The exchange rate applied by the Group as at 31 December 2024 was 1,232.39 Argentine pesos per euro.
At 31 December 2025, no other country in which the consolidated and associated entities of Grupo Santander are located is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by the International Financial Reporting Standards adopted by the European Union.
v. Exposure to foreign currency risk
Grupo Santander hedges a portion of its long-term foreign currency positions using foreign exchange derivative financial instruments (see note 36). Also, the Group manages foreign exchange risk dynamically by hedging its short-term position (with a potential impact on profit or loss) in order to limit the impact of currency depreciations while optimising the cost of financing the hedges.
The following tables show the sensitivity of the consolidated income statement and consolidated equity to percentage changes of ± 1% in the foreign exchange rate positions arising from investments in Grupo Santander companies with currencies other than the euro (with its hedges) and in their results (with its hedges), in which the Group maintains significant balances.
The estimated effect on the consolidated equity attributable to Grupo Santander and on consolidated profit and loss account of a 1% appreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2025	2024	2023	2025	2024	2023
US dollar	(135.0)	(168.4)	(136.9)	(2.5)	(3.9)	(3.4)
Chilean peso	(8.8)	(15.3)	(35.3)	(4.3)	(2.1)	(2.3)
Pound sterling	(88.1)	(96.5)	(79.1)	(7.6)	(4.4)	(3.1)
Mexican peso	(32.5)	(33.9)	(36.4)	(0.5)	(0.5)	(0.1)
Brazilian real	(141.2)	(144.1)	(175.7)	(0.8)	(4.3)	(6.5)
Polish zloty	(12.8)	(25.1)	(48.8)	—	(0.4)	—
Argentine peso	(21.3)	(18.3)	(7.5)	(3.7)	(6.6)	(4.2)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit and loss account of a 1% depreciation of the euro against the corresponding currency is as follows:

EUR million
	Effect on consolidated equity			Effect on consolidated profit
Currency	2025	2024	2023	2025	2024	2023
US dollar	137.8	171.8	139.7	2.5	4.0	3.4
Chilean peso	9.0	15.6	36.0	4.4	2.2	2.3
Pound sterling	89.9	98.4	80.7	7.7	4.5	3.1
Mexican peso	33.1	34.6	37.1	0.5	0.5	0.1
Brazilian real	144.0	147.0	179.3	0.9	4.3	6.6
Polish zloty	13.0	25.6	49.8	—	0.4	—
Argentine peso	21.7	18.7	7.7	3.8	6.7	4.2
The above data were obtained as follows:
a)    Effect on consolidated equity: in accordance with the accounting policy detailed in note 2.a.iii, foreign exchange rate impact arising on the translation to euros of the financial statements in the functional currencies of the Group entities whose functional currency is not the euro are recognised in consolidated equity. The potential effect that a change in the exchange rates of the related currency would have on the Group’s consolidated equity was therefore determined by applying the aforementioned change to the net value of each unit’s assets and liabilities -including, where appropriate, the related goodwill- and by taking into consideration the offsetting effect of the hedges of net investments in foreign operations.
b)    Effect on consolidated profit: the effect was determined by applying the up and down movements in the average exchange rates of the year, as indicated in note 2.a.ii (except in the case of Argentina, which is a hyperinflationary economy and has applied the closing exchange rate), to translate to euros the income and expenses of the consolidated entities whose functional currency is not the euro, taking into consideration, where appropriate, the offsetting effect of the various hedging transactions in place.
The estimates used to obtain the foregoing data were performed considering the effects of the changes in the exchange rate in standalone basis not considering the effect of the performance of other variables whose changes would affect equity and profit or loss, such as variations in the interest rates of the reference currencies or other market factors. Accordingly, all variables other than the exchange rate variations were kept constant with respect to their positions at 31 December 2025, 2024 and 2023.

Basis of consolidation	Basis of consolidation
i. Subsidiaries
Subsidiaries are defined as entities over which the Bank has the capacity to exercise control. The Bank controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The financial statements of the subsidiaries are fully consolidated with those of the Bank. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated on consolidation.
On acquisition of control of a subsidiary, its assets, liabilities and contingent liabilities are recognised at their acquisition-date fair values. Any positive differences between the acquisition cost and the fair values of the identifiable net assets acquired are recognised as goodwill (see note 17). Negative differences are recognised in profit or loss on the date of acquisition.
Additionally, the share of third parties of Grupo Santander equity is presented under 'Non-controlling interests' in the consolidated balance sheet (see note 28). Their share of the profit for the year is presented under 'Profit attributable to non-controlling interests' in the consolidated income statement.
The results of subsidiaries acquired during the year are included in the consolidated income statement from the date of acquisition to year-end. Similarly, the results of subsidiaries for which control is lost during the year are included in the consolidated income statement from the beginning of the year to the date of disposal.
At 31 December 2025, apart from the structured consolidated entities, Grupo Santander does not control any company in which it maintains a percentage of direct participation in its share capital of less than 50% and in where other elements exist which, considered together, would grant give it decision-making power over its relevant activities.
The appendices contain significant information on the subsidiaries.
ii. Interests in joint ventures
Joint ventures are deemed to be entities that are not subsidiaries but which are jointly controlled by two or more unrelated entities. This is evidenced by contractual arrangements whereby two or more parties have interests in entities so that decisions about the relevant activities require the unanimous consent of all the parties sharing control.
In the consolidated financial statements, investments in joint ventures are accounted for using the equity method, i.e. at the Group’s share of net assets of the investee, after taking into account the dividends received therefrom and other equity eliminations. The profits and losses resulting from transactions with a joint venture are eliminated to the extent of the Group’s interest therein.
The appendices contain relevant information on the joint ventures.
iii. Associates
Associates are entities over which Banco Santander is in a position to exercise significant influence, but not control or joint control. It is presumed that Banco Santander exercises significant influence if it holds 20% or more of the voting power of the investee.
In the consolidated financial statements, investments in associates are accounted for using the equity method, with the same criteria applicable to shares in joint ventures.
There are certain investments in entities which, although Grupo Santander owns 20% or more of their voting power, are not considered to be associates because the Group is not in a position to exercise significant influence over them. As of 31 December 2024 and 2023, the investment in Project Quasar Investments 2017, S.L. was in this situation, despite maintaining a 49% stake in the share capital. The rest of the investments are not significant for the Group.
There are also certain investments in associates where the Group owns less than 20% of the voting rights, as it is determined that it has the capacity to exercise significant influence over them. The impact of these companies is immaterial in the Group's consolidated financial statements.
The appendices contain significant information on the associates.
iv. Structured entities
In some cases, Grupo Santander incorporates entities, or holds ownership interests therein, to enable its customers to access certain investments, or for the transfer of risks or other purposes. Those entities are called 'structured entities' and they are characterized by the fact that since the voting, or similar power is not a key factor in deciding who controls the entity. The control is determined by using internal criteria and procedures and taking into consideration the applicable legislation, as described above. Specifically, for those entities to which this policy applies (mainly investment funds and pension funds), the Group analyses the following factors:
•Percentage of ownership held by Grupo Santander; 20% is established as the general threshold.
•Identification of the fund manager, and verification as to whether it is a company controlled by the Group since this could affect Grupo Santander ability to direct the relevant activities.
•Existence of agreements between investors that might require decisions to be taken jointly by the investors, rather than by the fund manager.
•Existence of currently exercisable removal rights (possibility of removing the manager from his position), since the existence of such rights might limit the manager’s power over the fund, and it may be concluded that the manager is acting as an agent of the investors.
•Analysis of the fund manager’s remuneration regime, taking into consideration that a remuneration regime that is proportionate to the service rendered does not, generally, create exposure of such importance as to indicate that the manager is acting as the principal. Conversely, if the remuneration regime is not proportionate to the service rendered, this might give rise to an exposure that would lead the Group to a different conclusion.
These structured entities also include the securitisation special purpose vehicles, which are consolidated in the case of the Special Purpose Vehicles (SPVs) over which, being exposed to variable yield, it is considered that the Group continues to exercise control.
The exposure associated with unconsolidated structured entities, additional to investments in the equity of investment funds (note 8), are not material with respect to the Group’s consolidated financial statements.
v. Business combinations
A business combination is the bringing together of two or more separate entities or economic units into one single entity or group of entities.
Business combinations whereby Grupo Santander obtains control over an entity or a business are recognised for accounting purposes as follows:
•Grupo Santander measures the cost of the business combination, which is normally the consideration transferred, defined as the acquisition-date fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity instruments issued, if any, by the acquirer. In cases where the amount of the consideration to be transferred has not been definitively established at the acquisition date, but rather depends on future events, any contingent consideration is recognised as part of the consideration transferred and measured at its acquisition-date fair value. Moreover, acquisition-related costs do not for these purposes form part of the cost of the business combination.
•The fair values of the assets, liabilities and contingent liabilities of the acquired entity or business, including any intangible assets identified in the business combination which might not have been recognised by the acquiree, are estimated and recognised in the consolidated balance sheet; the Group also estimates the amount of any non-controlling interests and the fair value of the previously held equity interest in the acquiree.
•Any positive difference between the aforementioned items is recognised as discussed in note 2.m. Any negative difference is recognised under 'Negative Goodwill' recognised in the consolidated income statement.
Goodwill is only calculated and recognised once, when control of a business or an entity is obtained.
vi. Changes in the levels of ownership interests in subsidiaries
Acquisitions and disposals not giving rise to a change in control are recognised as equity transactions, and no gain or loss is recognised in the income statement and the initially recognised goodwill is not remeasured. The difference between the consideration transferred or received and the decrease or increase in non-controlling interests, respectively, is recognised in reserves.
Similarly, when control over a subsidiary is lost, the assets, liabilities and non-controlling interests and any other items recognised in 'Other Comprehensive income' of that company are derecognised from the consolidated balance sheet, and the fair value of the consideration received and of any remaining equity interest is recognised. The difference between these amounts is recognised in profit or loss.

Definitions and classification of financial instruments	lassification of financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or an equity instrument of another entity.
The following transactions are not treated for accounting purposes as financial instruments:
•Investments in associates and joint venture when accounted for using the equity method in accordance with IAS 28 (see note 13).
•Rights and obligations under employee benefit plans recognized in accordance with IAS 19 (see note 25).
•Insurance contracts and the rights and obligations directly arising from them, within the scope of IFRS 17 (see note 15).
•Contracts and obligations relating to employee remuneration based on own equity instruments accounted for in accordance with IFRS 2 (see note 34).
i. Classification of financial assets for measurement purposes
Financial assets are classified into the various categories used for management and measurement purposes, unless they have to be presented as 'Non-current assets held for sale' or they relate to 'Cash, cash balances at central banks and other deposits on demand', 'Changes in the fair value of hedged items in portfolio hedges of interest rate risk (asset side)', 'Hedging derivatives and Investments', which are reported separately.
Classification of financial instruments: the classification criteria for financial assets depends on the business model for their management and the characteristics of their contractual flows.
Grupo Santander business models refer to the way in which it manages its financial assets to generate cash flows. In defining these models, the Group takes into account the following factors:
•How key entity staff are assessed and reported on the performance of the business model and the financial assets held in the business model.
•The risks that affect the performance of the business model (and the financial assets held in the business model) and, specifically, the way in which these risks are managed.
•The way in which business managers are remunerated.
•The frequency, the calendar and volume of sales in previous years, as well as expectations of future sales and the reasons of the sales.
The analysis of the characteristics of the contractual cash flows of financial assets requires an assessment of the congruence of these flows with a basic loan agreement. The Group determines if the contractual cash flows of its financial assets that are only principal and interest payments on the outstanding principal amount at the beginning of the transaction. This analysis takes into consideration four factors (performance, contractual clauses, contractually linked products and currencies). Furthermore, among the most significant judgements used by the Group in carrying out this analysis, the following ones are included:
•The return on the financial asset, in particular in cases of periodic interest rate adjustments where the term of the reference rate does not coincide with the frequency of the adjustment. In these cases, an assessment is made to determine whether or not the contractual cash flows differ significantly from the flows without this change in the time value of money, establishing a tolerance level of 5%.
•When contractual clauses that may modify the cash flows of the financial asset exist, the structure of the cash flows before and after the activation of such clauses is analysed, regardless of the probability of occurrence of the contingent event. The evaluation of contractual flows of financial assets with characteristics associated with ESG (Environmental, Social and Governance) is included in this analysis.
•Financial assets whose cash flows have different priority for payment due to a contractual link to underlying assets (e.g. securitization instruments or similar structures) require a look-through analysis by the Group so as to review that both the financial asset and the underlying assets are only principal and interest payments and that the exposure to credit risk of analyzed segment does not exceed the average exposure of the underlying assets of the instrument.
Depending on these factors, the financial assets classify for measurement as: (i) at amortised cost, (ii) at fair value with changes in other comprehensive income or (iii) at fair value with changes through profit and loss. IFRS 9 also establishes an option to irrevocably designate an instrument at fair value with changes in profit or loss, when doing so eliminates or significantly reduces a measurement or recognition inconsistency (sometimes referred to as 'accounting asymmetry') that would otherwise arise from measuring assets or liabilities or recognising gains and losses on different bases.
Grupo Santander uses the following criteria for the classification of the financial debt instruments:
•Amortised cost: financial instruments managed under a business model whose objective is to hold the financial assets to collect contractual principal and interest flows. This category includes instruments for which there are no frequent or significant unjustified sales and fair value is not a key element in the management of these assets and contractual conditions they give rise to cash flows on specific dates, which are only payments of principal and interest on the outstanding principal amount. In this sense, justified sales are considered to be those related to an (i) increase in the credit risk of the asset, (ii) unanticipated funding needs (stress case scenarios) and (iii) those close to maturity . Additionally, the characteristics of its contractual flows represent substantially a 'basic financing agreement'.
•Fair value with changes in other comprehensive income: financial instruments held in a business model whose objective is to collect principal and interest cash flows and the sale of these assets, where fair value is a relevant factor in their management. Additionally, the contractual cash flow characteristics substantially represent a 'basic financing agreement'.
•Fair value with changes in profit or loss: financial instruments included in a business model different from the above, where fair value is a key element in the management of these assets, and the contractual flows of the financial instruments do not substantially represent a 'basic financing agreement'. In this section it can be enclosed the portfolios classified under 'Financial assets held for trading', 'Non-trading financial assets mandatorily at fair value through profit or loss' and 'Financial assets at fair value through profit or loss'. In this regard, most of the financial assets presented in the category of 'Financial assets designated at value reasonable with change in results' are instruments financial services that, not being part of the portfolio of negotiation, are contracted jointly with other financial instruments that are recorded in the category of 'held for trading', and that by both are recorded at fair value with changes in results, so your record in any other category would produce accounting asymmetries.
Equity instruments will be classified at fair value under IFRS 9, with changes in profit or loss, unless the Group decides, for non-trading assets, to classify them at fair value with changes in other comprehensive income (irrevocably) at initial recognition.
ii. Classification of financial assets for presentation purposes
Financial assets are classified by nature into the following items in the consolidated balance sheet:
•Cash, cash balances at Central Banks and other deposits on demand: cash balances and balances receivable on demand relating to deposits with central banks and other credit institutions.
•Loans and advances: includes the debit balances of all credit and loans granted by the Group, other than those represented by securities or securitized, as well as the finance lease receivables and other debit balances of a financial nature in favour of the Group such as cheques drawn on credit institutions, balances receivable from clearing houses and settlement agencies for transactions on the stock exchange and organised markets, bonds given in cash, capital calls, fees and commissions receivable for financial guarantees and debit balances arising from transactions not originating in banking transactions and services, such as the collection of rentals and similar items. They are classified, on the basis of the institutional sector to which the debtor belongs, into:
–Central banks: credit of any nature, including deposits and money market transactions received from the Bank of Spain or other central banks.
–Credit institutions: credit of any nature, including deposits and money market transactions, in the name of credit institutions.
–Customers: includes the remaining credit, including money market transactions through central counterparties.
•Debt securities: bonds and other securities that represent a debt for their issuer, that that accrue interest or equivalent returns implemented in securities or in book entries.
•Equity instruments: financial instruments issued by other entities, such as shares, which have the nature of equity instruments for the issuer, other than investments in subsidiaries, joint ventures or associates. Investment fund units are included in this item.
•Derivatives: includes the fair value in favour of the Group of derivatives which do not form part of hedge accounting, including embedded derivatives separated from hybrid financial instruments.
•Repurchase agreements and reverse repurchase agreements: Purchases of financial instruments under a non-optional resale (repurchase) agreement at a fixed price (repos) are recognised in the consolidated balance sheet as financing granted, based on the nature of the debtor, under 'Loans and advances with central banks', 'Loans and advances to credit institutions' or 'Loans and advances to customers. Differences between the purchase and sale prices are recognised as interest over the contract term.
•Changes in the fair value of hedged items in portfolio hedges of interest rate risk: this item is the balancing entry for the amounts credited to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.
•Hedging derivatives: Includes the fair value in favour of the Group of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.
iii. Classification of financial liabilities for measurement purposes
Financial liabilities are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as 'Liabilities associated with non-current assets held for sale' or they relate to 'Hedging derivatives' or the changes in the fair value of hedged items in portfolio hedges of interest rate risk (liability side), which are reported separately.
In most cases, changes in the fair value of financial liabilities designated at fair value through profit or loss, caused by the entity's credit risk, are recognized in other comprehensive income, unless this treatment results in an accounting asymmetry, in which case the full effect is recognized in the profit or loss for the period.
Financial liabilities are included for measurement purposes in one of the following categories:
•Financial liabilities held for trading (at fair value through profit or loss): this category includes financial liabilities incurred for the purpose of generating a profit in the near term from fluctuations in their prices, financial derivatives not designated in accounting hedging relationships, and financial liabilities arising from the outright sale of financial assets temporarily acquired or received on loan (short positions).
•Financial liabilities designated at fair value through profit or loss: financial liabilities are included in this category when they provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group’s key management personnel.
Liabilities may only be included in this category on the date when they are incurred or originated.
•Financial liabilities at amortised cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.
iv. Classification of financial liabilities for presentation purposes
Financial liabilities are classified by nature into the following items in the consolidated balance sheet:
•Deposits: includes all repayable balances received in cash by Grupo Santander, other than those instrumented as marketable securities and those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors), except for the debt instruments issued. This item also includes cash bonds and cash consignments received the amount of which may be invested without restriction. Deposits are classified on the basis of the creditor’s institutional sector into:
–Central banks: deposits of any nature, including credit received and money market transactions received from the Bank of Spain or other central banks.
–Credit institutions: deposits of any nature, including credit received and money market transactions in the name of credit institutions.
–Customer: includes the remaining deposits, including money market transactions through central counterparties.
•Marketable debt securities: includes the amount of bonds, debentures and other debt represented by marketable securities, other than those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors, and includes the amount of the financial instruments issued by the Group which, having the legal nature of capital, do not meet the requirements to qualify as equity, such as certain preferred shares issued). This item includes the component that has the consideration of financial liability of the securities issued that are compound financial instruments.
•Derivatives: includes the fair value, with a negative balance for the Group, of derivatives, including embedded derivatives separated from the host contract, which do not form part of hedge accounting.
•Short positions: includes the amount of financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements or borrowed.
•Other financial liabilities: includes the amount of payment obligations having the nature of financial liabilities not included in other items (includes, among others, the balance of lease liabilities recognized in accordance with IFRS 16), and liabilities under financial guarantee contracts, unless they have been classified as non-performing.
•Repurchase agreements and reverse repurchase agreements: Sales of financial instruments under a non-optional resale (repurchase) agreement at a fixed price (repos) are recognised in the consolidated balance sheet as financing received, based on the nature of the creditor, under 'Deposits from central banks', 'Deposits from credit institutions' or 'Customer deposits'. Differences between the purchase and sale prices is recorded as interest accrued over the life of the contract, using the effective interest rate method.
•Changes in the fair value of hedged items in portfolio hedges of interest rate risk: this item is the balancing entry for the amounts charged to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.
•Hedging derivatives: includes the fair value of the Group’s liability in respect of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.
•The preference shares contingently convertible into ordinary shares eligible as Additional Tier 1 capital (PPCC) -perpetual shares, which may be repurchased by the issuer in certain circumstances, the interest on which is discretionary, and would convert into variable number of newly issued ordinary shares if the capital ratio of the Bank or its consolidated group falls below a given percentage (trigger event), as those two terms are defined in the related issue prospectuses are recognised for accounting purposes by the Group as compound instruments in accordance with IAS 32. The liability component reflects the issuer’s obligation to deliver a variable number of shares and the equity component reflects the issuer’s discretion in relation to the payment of the related coupons. In order to effect the initial allocation, the Group estimates the fair value of the liability as the amount that would have to be delivered if the trigger event were to occur immediately and, accordingly, the equity component, calculated as the residual amount, is zero. In view of the aforementioned discretionary nature of the payment of the coupons, they are deducted directly from equity.
•Capital perpetual preference shares (PPCA), with the possibility of purchase by the issuer in certain circumstances, whose remuneration is discretionary, and which will be amortised permanently, totally or partially, in the event that the bank or its consolidated group submits a capital ratio lesser than a certain percentage (trigger event), as defined in the corresponding prospectuses, are accounted for by the Group as equity instruments.
•Derivatives embedded in other financial instruments or in other host contracts are accounted for separately as derivatives if their risks and characteristics are not closely related to those of the host contracts, provided that the host contracts are not classified as financial assets/liabilities designated at fair value through profit or loss or as 'Financial assets/liabilities held for trading'.

Measurement of financial assets and liabilities and recognition of fair value changes	Measurement of financial assets and liabilities and recognition of fair value changes
In general, financial assets and liabilities are initially recognised at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price.
In this regard, IFRS 9 states that regular way purchases or sales of financial assets shall be recognised and derecognised on the trade date or on the settlement date. Grupo Santander has opted to make such recognition on the trading date or settlement date, depending on the convention of each of the markets in which the transactions are carried out. For example, in relation to the purchase or sale of debt securities or equity instruments traded in the Spanish market, securities market regulations stipulate their effective transfer at the time of settlement and, therefore, the same time has been established for the accounting record to be made.
The fair value of instruments not measured at fair value through profit and loss is adjusted by transaction costs. Subsequently, and on the occasion of each accounting close, they are valued in accordance with the following criteria:
i. Measurement of financial assets
Financial assets are measured at fair value are valued mainly at their fair value without deducting any transaction cost for their sale.
The fair value of a financial instrument on a given date is taken to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, transparent and deep market (quoted price or market price). At 31 December 2025, there were no significant investments in quoted financial instruments that had ceased to be recognised at their quoted price because their market could not be deemed to be active.
If there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.
All derivatives are recognised in the balance sheet at fair value from the trade date. If the fair value is positive, they are recognised as an asset and if the fair value is negative, they are recognised as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recorded in the consolidated income statement. Specifically, the fair value of financial derivatives traded in organised markets included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price and if, for exceptional reasons, the quoted price cannot be determined on a given date, these financial derivatives are measured using methods similar to those used to measure derivatives.
The fair value of derivatives is taken to be the sum of the future cash flows arising from the instrument, discounted to present value at the date of measurement (present value or theoretical close) using valuation techniques commonly used by the financial markets: net present value, option pricing models and other methods.
The amount of debt securities and loans and advances under a business model whose objective is to collect the principal and interest flows are valued at their amortised cost, as long as they comply with the 'SPPI' (Solely Payments of Principal and Interest) test, using the effective interest rate method in their determination. Amortised cost refers to the acquisition cost of a corrected financial asset or liability (more or less, as the case may be) for repayments of principal and the part systematically charged to the consolidated income statement of the difference between the initial cost and the corresponding reimbursement value at expiration. In the case of financial assets, the amortised cost includes, in addition, the corrections to their value due to the impairment. In the loans and advances covered in fair value hedging transactions, the changes that occur in their fair value related to the risk or the risks covered in these hedging transactions are recorded.
The effective interest rate is the discount rate that exactly matches the carrying amount of a financial instrument to all its estimated cash flows of all kinds over its remaining life.
For fixed rate financial instruments, the effective interest rate coincides with the contractual interest rate established on the acquisition date plus, where applicable, the fees and transaction costs that, because of their nature, form part of their financial return. In the case of floating rate financial instruments, the effective interest rate coincides with the rate of return prevailing in all connections until the next benchmark interest reset date.
Equity instruments and contracts related with these instruments are measured at fair value. However, in certain circumstances the Group estimates cost value as a suitable estimate of the fair value. This can happen if the recent event available information is not enough to measure the fair value or if there is a broad range of possible measures and the cost value represents the best estimates of fair value within this range.
The amounts at which the financial assets are recognised represent, in all material respects, the Group’s maximum exposure to credit risk at each reporting date. Also, Grupo Santander has received collateral and other credit enhancements to mitigate its exposure to credit risk, which consist mainly of mortgage guarantees, cash collateral, equity instruments and personal security, assets leased out under finance lease and full-service lease agreements, assets acquired under repurchase agreements, securities loans and credit derivatives.
ii. Measurement of financial liabilities
In general, financial liabilities are measured at amortised cost, as defined above, except for those included under 'Financial liabilities held for trading' and 'Financial liabilities designated at fair value through profit or loss' and financial liabilities designated as hedged items (or hedging instruments) in fair value hedges, which are measured at fair value. The changes in credit risk arising from financial liabilities designated at fair value through profit or loss are recognised in accumulated other comprehensive income, unless they generate or increase an accounting mismatch, in which case changes in the fair value of the financial liability in all respects are recognised in the income statement.
iii. Valuation techniques
The financial instruments at fair value determined on the basis of published price quotations in active markets (level 1) include government debt securities, private-sector debt securities, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued.
In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models, described in note 50. In most cases, these internal models use data based on observable market parameters as significant inputs (level 2) and, in cases, they use significant inputs not observable in market data (level 3). In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
iv. Recognition of fair value changes
As a general rule, changes in the carrying amount of financial assets and liabilities are recognised in the consolidated income statement. A distinction is made between the changes resulting from the accrual of interest and similar items, (which are recognised under Interest income or Interest expense, as appropriate), and those arising for other reasons, which are recognised at their net amount under 'Gains/losses on financial assets and liabilities'.
Adjustments due to changes in fair value arising from:
•'Financial assets at fair value with changes in other comprehensive income' are recorded temporarily, in the case of debt instruments in 'Other comprehensive income - Elements that can be reclassified to profit or loss - Financial assets at fair value with changes in other comprehensive income', while in the case of equity instruments are recorded in 'other comprehensive income - Elements that will not be reclassified to line item - Changes in the fair value of equity instruments valued at fair value with changes in other comprehensive income'.
Exchange differences on debt instruments measured at fair value with changes in other comprehensive income are recognised under 'Exchange Differences, net' of the consolidated income statement. Exchange differences on equity instruments, in which the irrevocable option of being measured at fair value with changes in other comprehensive income has been chosen, are recognised in 'Other comprehensive income - Items that will not be reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income'.
•Items charged or credited to 'Items that may be reclassified to profit or loss – Financial assets at fair value through other comprehensive income' and 'Other comprehensive income – Items that may be reclassified to profit or loss – Exchange differences in equity' remain in the Group's consolidated equity until the asset giving rise to them is impaired or derecognised, at which time they are recognised in the consolidated income statement.
•Unrealized capital gains on financial assets at fair value through other comprehensive income classified as 'Non-current assets held for sale' because they form part of a disposal group or a discontinued operation that are recorded in the equity balancing entry 'Other accumulated comprehensive income - Items that can be reclassified in income - Non-current assets as held for sale.
v. Hedging transactions
The objective of hedge accounting is to represent in the financial statements the effect of an entity's risk management activities when it uses financial instruments to manage exposures arising from specific risks that could affect profit or loss or other comprehensive income (in the case of investments in equity instruments for which the entity has opted to represent changes in the fair value of other comprehensive income).
As described in Note 1.b, the Group has adopted IFRS 9 for hedge accounting prospectively, while continuing to apply IAS 39 for fair value hedges in portfolios where the hedged risk is interest rate risk. This change has not resulted in any modifications to the accounting treatment of hedges designated under IAS 39, which remain unchanged in both their designation and accounting treatment.
For a hedging relationship to meet the requirements set out in IFRS 9, it must meet the following conditions:

1.    Instruments that can be designated as hedging instruments include all derivative financial instruments or non-derivative financial instruments measured at fair value through profit or loss, or a combination thereof. In the case of foreign exchange risk hedges, any type of non-derivative financial instrument can also be designated, regardless of its measurement method.
2. Items that can be designated as covered items are all those that are recognized assets or liabilities, firm commitments, highly probable anticipated transactions, and net investments abroad.
3.    At the start of coverage, a formal designation and documentation of the hedging relationship must be made, which will include the entity's risk management strategy and objective, identification of the hedging instrument and the covered item, the nature of the covered risk, the methodology for measuring effectiveness, which includes an analysis of the sources of ineffectiveness, and the coverage ratio.
The main sources of ineffectiveness based on the risk covered are:
a. Interest rate risk: mismatches in time horizons, principal, repricing and payment dates, time value of options, modifications in the hedged item or the hedging instrument.
b. Exchange rate risk: in addition to the above, the difference between the interest rates of the two currencies that represents the net cost or benefit of switching cash flows between two currencies with different interest rates.
4. The hedging relationship must be effective, for which there must be an economic relationship between the hedged item and the hedging instrument, credit risk must not have a dominant effect on changes in the value of the economic relationship between the hedging instrument and the hedged item, and the hedging ratio must coincide with that used by the entity in its management.
The Group assesses these effectiveness requirements, at the time of designation and on each submission date, through:
•The economic relationship between the hedged item and the hedging instrument is demonstrated through a qualitative test, and in the event of non-compliance, through quantitative tests that compare the market value of the hedged items—corresponding to the hedged risk—and the hedging instruments. Likewise, a quantitative analysis of variations in the market values of the hedging instrument and the hedged item is performed prospectively.
•The hedge ratio is determined based on the proportion between the amount of the hedged item and the amount of the instrument actually designated by the Group in each hedging relationship.
• The credit risk domain assessment is performed through an analysis of the credit exposure of the hedged items and the hedging instruments.
Accounting hedges are classified and recorded according to the type of risk they cover, based on the following criteria:
•Fair value hedges: These are hedges against exposure to changes in the fair value of the hedged item, attributable to a specific risk.
The differences arising from both the hedging instruments and the hedged items (due to the hedged risk) are recognized directly in the consolidated profit and loss account.
When the fair value hedge is discontinued, the adjustments previously recorded in the hedged item are charged to profit or loss using the effective interest rate method recalculated at the date the hedge ceases to be covered, and must be fully amortized at maturity.
In fair value hedges of interest rate risk of a portfolio of financial instruments (macro hedges), regulated by IAS 39, the gains or losses arising from the valuation of the hedging instruments are recognized directly in the consolidated profit and loss account, while the gains or losses due to changes in the fair value of the hedged amount (attributable to the hedged risk) are recognized in the consolidated profit and loss account using as a counterpart the headings 'Changes in the fair value of hedged items' of a portfolio with interest rate risk hedge (asset or liability), as appropriate.
•Cash flow hedges: These are hedges against exposure to changes in cash flows attributable to a specific risk associated with the hedged item.
The effective portion of the change in the value of the hedging instrument is temporarily recorded in the equity account 'Other accumulated comprehensive income - Items that may be reclassified in profit or loss - Hedging derivatives. Cash flow hedges (effective portion)' until the hedged item affects profit or loss. From that point onward, it will be recorded in the consolidated profit or loss account for the same period as the hedged item, except in cases where it is required to be included in the cost of the non-financial asset or liability, or the anticipated transactions are ultimately recognized as non-financial assets or liabilities.
When cash flow hedges are discontinued, the accumulated result of the hedging instrument recognized in the equity heading 'Other accumulated global result' (while the hedge was effective) will continue to be recognized in that heading until the hedged transaction occurs, at which time it will be recorded in profit or loss, unless it is expected that the transaction will not take place, in which case it is recorded immediately in profit or loss.
•Net investment hedges of a foreign operation: This is a hedge of the amount corresponding to the reporting entity's share of the net assets of said operation.
The effective portion of the hedging instrument is temporarily recorded in the equity account 'Other accumulated comprehensive income - Items that may be reclassified in profit or loss - Net investment hedges' in foreign operations until the gains or losses on the hedged item are recognized in profit or loss.
To measure ineffectiveness, the Group compares the valuation of the hedging instrument with the valuation of the hedged item based on the hedged risk, using different methodologies such as the proxy method or the hypothetical derivative method. The ineffective portion of the cash flow and net investment hedge relationships in foreign operations is recorded directly in the consolidated profit and loss account, under the heading 'Net gains or losses from hedge accounting'.
The Group discontinues accounting for hedging relationships when the hedging instrument expires, is sold, or when the hedging relationship becomes ineffective because it is no longer aligned with the risk management objective. In that case, the derivative is then treated as a trading derivative.
If a hedging relationship ceases to meet the effectiveness requirements, but the risk management objective remains, the Group will assess whether to rebalance or adjust the hedging ratio to meet the effectiveness requirements again without discontinuing the hedging relationship.
A hedging instrument is generally designated in its entirety, as the factors contributing to its fair value are interdependent. However, IFRS 9 allows certain parts of a hedging instrument to be excluded from its fair value:
a.Separating the intrinsic value and the time value of an option and designating only the intrinsic element as the hedging instrument, which is mandatory if the intrinsic value is designated;
b.Separating the forward and spot elements of a forward contract and designating only the spot element as the hedging instrument, which will be determined for each hedging relationship. and
c.Separate the foreign currency basis spread of a currency derivative and exclude it from the designation of the hedging instrument, as determined for each hedging relationship.
Separating these components will improve the effectiveness of the hedge and allows for alternative accounting treatment for the excluded component. This treatment consists of recording the changes in value under the heading 'Other accumulated comprehensive income – Undesignated items' and recording this component in the consolidated profit or loss statement, depending on the nature of the hedged item, either over a period of time or at the time the hedged transaction occurs.
Additionally, if the entity manages the credit risk of all or part of a financial instrument through the use of credit derivatives, there is the option of designating a fair value credit exposure through profit or loss, provided that the derivative matches the name and priority of the financial instrument being hedged. This designation may be made at the initial recognition of the designated financial instrument or subsequently, with the designation being documented. From its designation, fair value variations (for all its risks, not exclusively credit risk) will be recorded in the consolidated profit and loss account.

Derecognition of financial assets and liabilities	Derecognition of financial assets and liabilities
The accounting treatment of transfers of financial assets depends on the extent to which the risks and rewards associated with the transferred assets are transferred to third parties:
1.    If the Group transfers substantially all the risks and rewards to third parties unconditional -sale of financial assets, sale of financial assets under an agreement to repurchase them at their fair value at the date of repurchase, sale of financial assets with a purchased call option or written put option that is deeply out of the money, securitisation of assets in which the transferor does not retain a subordinated debt or grant any credit enhancement to the new holders, and other similar cases-, the transferred financial asset is derecognised and any rights or obligations retained or created in the transfer are recognised simultaneously.
2.    If the Group retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets under an agreement to repurchase them at a fixed price or at the sale price plus interest, a securities lending agreement in which the borrower undertakes to return the same or similar assets, and other similar cases-, the transferred financial asset is not derecognised and continues to be measured by the same criteria as those used before the transfer. In this case, the following items are recognised:
a.An associated financial liability, which is recognised for an amount equal to the consideration received and is subsequently measured at amortised cost, unless it meets the requirements for classification under 'Financial liabilities designated at fair value through profit or loss'.
b.The income from the transferred financial asset not derecognised and any expense incurred on the new financial liability, without offsetting.
3.    If the Group neither transfers nor retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets with a purchased call option or written put option that is not deeply in or out of the money, securitisation of assets in which the transferor retains a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases- the following distinction is made:
a.If the transferor does not retain control of the transferred financial asset, the asset is derecognised and any rights or obligations retained or created in the transfer are recognised.
b.If the transferor retains control of the transferred financial asset, it continues to recognise it for an amount equal to its exposure to changes in value and recognises a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and the associated liability is the amortised cost of the rights and obligations retained, if the transferred asset is measured at amortised cost, or the fair value of the rights and obligations retained, if the transferred asset is measured at fair value.
Accordingly, financial assets are only derecognised when the rights to the cash flows they generate have expired or when substantially all the inherent risks and rewards have been transferred to third parties. Similarly, financial liabilities are only derecognised when the obligations they generate have been extinguished or when they are acquired with the intention either to cancel them or to resell them.
Regarding contractual modifications of financial assets, Grupo Santander distinguishes two main categories depending on whether the new conditions result in the disposal of the asset (and recognition of a new one) or imply the continuation of the original instrument with the new modified terms:
•Contractual modifications for commercial or market reasons, which are generally carried out at the request of the debtor to apply current market conditions to the debt. The new contract is considered a new transaction and, consequently, it is necessary to derecognize the original financial asset and recognize a new financial asset subject to the classification and measurement requirements established by IFRS 9. The new financial asset will be recorded at fair value and, if applicable, the difference between the carrying amount of the asset derecognized and the fair value of the new asset will be recognized in profit or loss.
•Modifications due to refinancing or restructuring, in which the payment conditions are modified to allow a customer that is experiencing financial difficulties (current or foreseeable) to meet its payment obligations and that, if such modification had not been made, it would be reasonably certain that it would not be able to meet such payment obligations. In this case, the modification does not result in the derecognition of the financial asset, but rather the original financial asset is maintained and does not require a new assessment of its classification and measurement. When assessing credit impairment, the current credit risk (considering the modified cash flows) should be compared with the credit risk at initial recognition. The gross carrying amount of the financial asset (the present value of the renegotiated or modified contractual cash flows that are discounted at the original effective interest rate of the financial asset) should be recalculated, with a gain or loss recognized in profit or loss for the difference.

Offsetting of financial instruments	Offsetting of financial instruments
Financial asset and liability balances are offset, i.e. reported in the consolidated balance sheet at their net amount, only if the Group entities currently have a legally enforceable right to set off the recognised amounts and intend either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

Impairment of financial assets	Impairment of financial assets
i. Definition
Grupo Santander associates an impairment in the value to financial assets measured at amortised cost, debt instruments measured at fair value with changes in other comprehensive income, lease receivables, assets from contracts and loan commitments and the financial guarantees issued that are not measured at fair value through profit or loss.
The impairment for expected credit losses is recorded with a charge to the consolidated income statement for the period in which the impairment arises. In the event of occurrence, the recoveries of previously recognised impairment losses are recorded in the consolidated income statement for the period in which the impairment no longer exists or is reduced.
In the case of purchased or originated credit-impaired assets, the Group only recognizes at the reporting date the changes in the expected credit losses during the life of the asset since the initial recognition as a credit loss. In the case of assets measured at fair value with changes in other comprehensive income, the changes in the fair value due to expected credit losses are charged in the consolidated income statement of the year where the change happened, reflecting the rest of the valuation in other comprehensive income.
As a rule, the expected credit loss is estimated as the difference between the contractual cash flows to be recovered and the expected cash flows discounted using the original effective interest rate. In the case of purchased or originated credit-impaired assets, this difference is discounted using the effective interest rate adjusted by credit rating.
Depending on the classification of financial instruments, which is mentioned in the following sections, the expected credit losses may be along 12 months or during the life of the financial instrument:
•12-month expected credit losses: arising from the potential default events, as defined in the following sections that are estimated to be likely to occur within the 12 months following the reporting date. These losses will be associated with financial assets classified as 'normal risk' as defined in the following sections.
•Expected credit losses over the life of the financial instrument: arising from the potential default events that are estimated to be likely to occur throughout the life of the financial instruments. These losses are associated with financial assets classified as 'normal risk under watchlist' or 'doubtful risk'.
With the purpose of estimating the expected life of the financial instrument all the contractual terms have been taken into account (e.g. prepayments, duration, purchase options, etc.), being the contractual period (including extension options) the maximum period considered to measure the expected credit losses. In the case of financial instruments with an uncertain maturity period and a component of undrawn commitment (e.g.: credit cards), the expected life is estimated through quantitative analyses to determine the period during which the entity is exposed to credit risk, also considering the effectiveness of management procedures that mitigate such exposure (e.g. the ability to unilaterally cancel such financial instruments, etc.).
The following constitute effective guarantees:
a)    Mortgage guarantees on housing as long as they are first duly constituted and registered in favour of the entity. The properties include:
i.Buildings and building elements, distinguishing among:
–Houses.
–Offices, stores and multi-purpose premises.
–Rest of buildings such as non-multi-purpose premises and hotels.
ii.Urban and developable ordered land.
iii. Rest of properties that classify as: buildings and building elements under construction, such as property development in progress and halted development, and the rest of land types, such as rustic lands.
b)    Collateral guarantees on financial instruments in the form of cash deposits, debt securities or equity instruments issued by creditworthy issuers.
c)    Other types of real guarantees, including properties received in guarantee and second and subsequent mortgages on properties, as long as the entity demonstrates its effectiveness. When assessing the effectiveness of the second and subsequent mortgages on properties the entity will implement particularly restrictive criteria. It will take into account, among others, whether the previous charges are in favour of the entity itself or not and the relationship between the risk guaranteed by them and the property value.
d)    Personal guarantees, as well as the incorporation of new owners, covering the entire amount of the financial instruments and implying direct and joint liability to the entity of persons or other entities whose solvency is sufficiently proven to ensure the repayment of the loan on the agreed terms.
The different aspects that the Group considers for the evaluation of effective guarantees are set out below in relation to the individual analysis.
ii. Financial instruments presentation
For the purposes of estimating the impairment amount, and in accordance with its internal policies, the Group classifies its financial instruments (financial assets, commitments and guarantees) measured at amortised cost or fair value through other comprehensive income in one of the following categories:
•Normal Risk ('stage 1'): includes all instruments that do not meet the requirements to be classified in the rest of the categories.
•Normal risk under watchlist ('stage 2'): includes all instruments that, without meeting the criteria for classification as doubtful or default risk, have experienced significant increases in credit risk since initial recognition.
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in stage 2, the Group considers the following criteria:

Quantitative criteria	Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in note 54, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.
Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

In the case of forbearances, instruments classified as 'normal risk under watchlist' may be generally reclassified to 'normal risk' in the following circumstances: at least two years have elapsed from the date of reclassification to that category or from its forbearance date, the client has paid the accrued principal and interest balance, and the client has no other instruments with more than 30 days past due balances.
•Doubtful Risk ('stage 3'): includes financial instruments, overdue or not, in which, without meeting the circumstances to classify them in the category of default risk, there are reasonable doubts about their total repayment (principal and interests) by the client in the terms contractually agreed. Likewise, off-balance-sheet exposures whose payment is probable and their recovery doubtful are considered in stage 3. Within this category, two situations are differentiated:
–Doubtful risk for non-performing loans: financial instruments, irrespective of the client and guarantee, with balances more than 90 consecutive days on material arrears for principal, interest or expenses contractually agreed.
This category also includes all loan balances for a client when the operations with more than 90 consecutive days on material arrears are greater than 20% of the amounts pending collection.
These instruments may be reclassified to other categories if, as a result of the collection of part of the past due balances, the reasons for their classification in this category do not remain and the client does not have balances more than 90 consecutive days on material arrears in other loans.
–Doubtful risk for reasons other than non-performing loans: this category includes doubtful recovery financial instruments that are not more than 90 consecutive days on material arrears.
Grupo Santander considers that a financial instrument to be doubtful for reasons other than delinquency when one or more combined events have occurred with a negative impact on the estimated future cash flows of the financial instrument. To this end, the following indicators, among others, are considered:
a)Negative net equity or decrease because of losses of the client's net equity by at least 50% during the last financial year.
b)Continued losses or significant decrease in revenue or, in general, in the client's recurring cash flows.
c)Generalised delay in payments or insufficient cash flows to service debts.
d)Significantly inadequate economic or financial structure or inability to obtain additional financing by the client.
e)Existence of an internal or external credit rating showing that the client is in default.
f)Existence of overdue customer commitments with a significant amount to public institutions or employees.
These financial instruments may be reclassified to other categories if, as a result of an individualised study, reasonable doubts do not remain about the total repayment under the contractually agreed terms and the client does not have balances of 90 days on material arrears.
In the case of forbearances, instruments classified as doubtful risk may be reclassified to the category of 'normal risk under watchlist' when the following circumstances are present: a minimum period of one year has elapsed from the forbearance date, the client has paid the accrued principal and interest amounts, and the client has no other loan balances of 90 days on material arrears.
•Default Risk: includes all financial assets, or part of them, for which, after an individualised analysis, their recovery is considered remote due to a notorious and irrecoverable deterioration of their solvency.
In any event, except in the case of financial instruments with effective collateral covering a substantial portion of the transaction amount, the Group generally consider as remote the following:
- Those operations that, after an individualized analysis, are categorized as unsustainable debt, assuming an irrecoverability of such debt.
- Transactions classified as doubtful due to non-performing loans with recovery costs that exceed the amounts receivable.
- The operations on which the award is executed. The queue of these operations shall be included under default risk, as the recovery of the flows, provided that no further guarantees associated with the operation remain after the award of the property.
- Those operations on which a deduction is made, the portion of the operation corresponding to that deduction, will be given as a balance at the time of signature.
A financial asset amount is maintained in the balance sheet until they are considered as a 'default risk', either all or a part of it, and the write-off is registered against the balance sheet.
In the case of operations that have only been partially derecognised, for forgiveness reasons or because part of the total balance is considered unrecoverable, the remaining amount shall be fully classified in the category of 'doubtful risk', except where duly justified.
The classification of a financial asset, or part of it, as a 'default risk' does not involve the disruption of negotiations and legal proceedings to recover the amount.
iii. Impairment valuation assessment
Grupo Santander has policies, methods and procedures in place to hedge its credit risk, both due to the insolvency attributable to counterparties and its residence in a specific country.
These policies, methods and procedures are applied in the concession, study and documentation of financial assets, commitments and guarantees, as well as in the identification of their impairment and in the calculation of the amounts needed to cover their credit risk.
The impairment represents the best estimation of the financial assets expected credit losses at the balance sheet date, assessed both individually and collectively.
•Individually: for the purposes of estimating the provisions for credit risk arising from the insolvency of a financial instrument, the Group individually assesses impairment by estimating the expected credit losses on those financial instruments that are considered to be significant and with sufficient information to make such an estimate.
Therefore, this classification mostly includes wholesale banking customers —Corporations, specialised financing— as well as some of the largest companies —Chartered and real estate developers— from retail banking. The determination of the perimeter in which the individualised estimate is applied is detailed in a later section.
The individually assessed impairment estimate is equal to the difference between the gross carrying amount of the financial instrument and the estimated value of the expected cash flows receivable discounted using the original effective interest rate of the transaction. The estimate of these cash flows takes into account all available information on the financial asset and the effective guarantees associated with that asset. This estimation process is detailed below.
•Collectively: the Group also assesses impairment by estimating the expected credit losses collectively in cases where they are not assessed on an individual basis. This includes, for example, loans with individuals, sole proprietors or businesses in retail banking subject to a standardised risk management.
For the purposes of the collective assessment of expected credit losses, the Group has consistent and reliable internal models. For the development of these models, instruments with similar credit risk characteristics that are indicative of the debtors' capacity to pay are considered.
The credit risk characteristics used to group the instruments are, among others: type of instrument, debtor's sector of activity, geographical area of activity, type of guarantee, aging of past due balances and any other factor relevant to estimating the future cash flows.
Grupo Santander performs retrospective and monitoring tests to evaluate the reasonableness of the collective estimate.
On the other hand, the methodology required to estimate the expected credit loss due to credit events is based on an unbiased and weighted consideration by the probability of occurrence of a series of scenarios, considering a range of three to five possible future scenarios, depending on the characteristics of each unit, which could have an impact on the collection of contractual cash flows, always taking into account the time value of money, as well as all available, reasonable and sustainable information on past events, current conditions and forecasts of the evolution of macroeconomic scenarios that are shown to be relevant for the estimation of this amount (for example: GDP (Gross Domestic Product), housing price, unemployment rate, etc.).
The estimation of expected losses requires expert judgment and the support of historical, current and future information. The probability of loss is measured considering past events, the present situation and future trends of macroeconomic scenarios.
Grupo Santander uses forward-looking information in both internal risk management and prudential regulation processes, so that for the calculation of the impairment loss allowance, various scenarios are incorporated that take advantage of the experience with such information, thus ensuring consistency in obtaining the expected loss.
The complexity of the estimation in this exercise has been derived from the current macroeconomic scenario as a consequence of the complex geopolitical situation, as well changes in inflations levels and interest rates, which has generated uncertainty in economic evolution.
Grupo Santander has internally ensured the criteria to be followed for guarantees received from government bodies, both through credit lines and other public guarantees, so that when they are adequately reflected in each of the contracts, they are recognised as mitigating factors of the potential expected losses, and therefore of the provisions to be recognised, based on the provisions of the applicable standard (IFRS 9 Par. B5.5.55). Furthermore, where applicable, these guarantees are appropriately reflected in the mitigation of the significant increase in risk, considering their nature as personal guarantees.
For the estimation of the parameters used in the estimation of impairment provisions -EAD (exposure at default), PD (probability of default), LGD (loss given default)-, the Group based its experience in developing internal models for the estimation of parameters both in the regulatory area and for management purposes, adapting the development of the impairment provision models under IFRS 9.
•Exposure at default: is the amount of estimated risk incurred at the time of the counterparty's analysis.
•Probability of default: is the estimated probability that the counterparty will default on its principal and/or interest payment obligations.
•Loss given default: is the estimate of the severity of the loss incurred in the event of non-compliance. It depends mainly on the updating of the guarantees associated with the operation and the future cash flows that are expected to be recovered.
In any case, when estimating the flows expected to be recovered, portfolio sales are included. It should be noted that due to the Group's recovery policy and the experience observed in relation to the prices of past sales of assets classified as stage 3 and/or default risk, there is no substantial divergence between the flows obtained from recoveries after performing recovery management of the assets with those obtained from the sale of portfolios of assets discounting structural expenses and other costs incurred.
The definition of default implemented by the Group for the purpose of calculating the impairment provision models is based on the definition in Article 178 of Regulation 575/2013 of the European Union (CRR), which is fully aligned with the requirements of IFRS 9, which considers that a 'default' exists in relation to a specific customer/contract when at least one of the following circumstances exists: the entity considers that there are reasonable doubts about the payment of all its credit obligations or that the customer/contract is in an irregular situation for more than 90 consecutive days past due material balances with respect to any significant credit obligation.
Grupo Santander aligned partially and voluntarily during 2022 the accounting definition of Stage 3, as well as the calculation of impairment provision models, to the New Definition of Default, incorporating the criteria defined by the EBA in its implementation guide of the definition of default, capturing the economic deterioration of the operations (days in default - on a daily basis - and materiality thresholds - minimum amount in arrears). The alignment of criteria was done taking into account the criteria of IFRS 9 as well as the accounting principles of unbiased presentation of financial information. Grupo Santander registered an increase in the default rate at around 19 basis points, with no material impact on the provision figures for credit risk.
In addition, the Group considers the risk generated in all cross-border transactions due to circumstances other than the usual commercial risk of insolvency (sovereign risk, transfer risk or risks arising from international financial activity, such as wars, natural catastrophes, balance of payments crisis, etc.).
IFRS 9 includes a series of practical solutions that can be implemented by entities, with the aim of facilitating its implementation. In order to achieve a complete and high-level implementation of the standard, and following the best practices of the industry, the Group applies these practical solutions adapting them to their own characteristics and circumstances:
–Rebuttable presumption that the credit risk has increased significantly, when payments are more than 30 days past due: this threshold is used as an additional, but not primary, indicator of significant risk increase.
–Assets with low credit risk at the reporting date: the Group adopts this practice prioritizing its reduced and punctual use and its systematic and periodic justification through quantitative evidence.
This information is provided in more detail in note 54.b.
iv. Detail of individual estimate of impairment
For the individual estimate of the assessment for impairment of the financial asset, the Group has a specific methodology to estimate the value of the cash flows expected to be collected:
•Recovery through the debtor's ordinary activities (going approach).
•Recovery through the execution and sale of the collateral guaranteeing the operations (gone approach).
Gone approach:
a. Evaluation of the effectiveness of guarantees
Grupo Santander assesses the effectiveness of all the guarantees associated considering the following:
•The time required to execute these guarantees.
•Grupo Santander's ability to enforce or assert these guarantees in its favour.
•The existence of limitations imposed by each local unit´s regulation on the foreclosure of collateral.
Under no circumstances the Group considers that a guarantee is effective if its effectiveness depends substantially on the solvency of the debtor, as could be the case:
•Promises of shares or other securities of the debtor himself when their valuation may be significantly affected by a debtor's default.
•Personal cross-collateralisation: when the guarantor of a transaction is, at the same time, guaranteed by the holder of that transaction.
The different types of effective guarantees have been detailed in section i. Definition
b. Valuation of guarantees
Grupo Santander assesses the guarantees on the basis of their nature in accordance with the following:
•Mortgage guarantees on properties associated with financial instruments, using complete individual valuations carried out by independent valuation experts and under generally accepted valuation standards. If this is not possible, alternative valuations are used with duly documented and approved internal valuation models.
•Personal guarantees are valued individually on the basis of the guarantor´s updated information.
•The rest of the guarantees are valued based on current market values.
c. Adjustments to the value of guarantees and estimation of future cash flow inflows and outflows
Grupo Santander applies a series of adjustments to the value of the guarantees in order to improve the reference values:
•Adjustments based on the historical sales experience of local units for certain types of assets.
•Individual expert adjustments based on additional management information.
Likewise, to adjust the value of the guarantees, the time value of money is taken into account based on the historical experience of each of the units, estimating:
•Period of adjudication.
•Estimated time of sale of the asset.
In addition, the Group takes into account all those cash inflows and outflows linked to that guarantee until it is sold:
•Possible future income commitments in favour of the borrower which will available after the asset is awarded.
•Estimated foreclosure costs.
•Asset maintenance costs, taxes and community costs.
•Estimated marketing or sales costs.
Finally, since it is considered that the guarantee will be sold in the future, the Group applies an additional adjustment ('index forward') in order to adjust the value of the guarantees to future valuation expectations.
v. Impairment individual assessment scope
Grupo Santander determines the perimeter over which it makes an estimate of the assessment for impairment on an individual basis based on a relevance threshold set by each of the geographical areas and the stage in which the operations are located. In general, the Group applies the individualised calculation of expected losses to the significant exposures classified in stage 3, although Banco Santander, S.A. has also extended its analyses to some of the exposures classified in stage 2.
It should be noted that, in any case and irrespective of the stage in which their transactions are carried out, for customers who do not receive standardised treatment, a relational risk management model is applied, with individualised treatment and monitoring by the assigned risk analyst. In addition to wholesale customers (Santander Corporate & Investment Banking or SCIB) and large companies, this relational management model also includes other segments of smaller companies for which there is information and capacity for more personalised and expert analysis and monitoring. As indicated in the Group's wholesale credit model, the individual treatment of the client facilitates the continuous updating of information. The risk assumed must be followed and monitored throughout its life cycle, enabling anticipation and action to be taken in the event of possible impairments. In this way, the customer's credit quality is analysed individually, taking into account specific aspects such as his competitive position, financial performance, management, etc. In the wholesale risk management model, every customer with a credit risk position is assigned a rating, which has an associated probability of customer default.
Thus, individual analysis of the debtor triggers a specific rating for each customer, which determines the appropriate parameters for calculating the expected loss, so that it is the rating itself that initially modulates the necessary coverage, adjusting the severity of the possible loss to the guarantees and other mitigating factors that the customer may have available. In addition, if as a result of this individualised monitoring of the customer, the analyst finally considers that his coverage is not sufficient, he has the necessary mechanisms to adjust it under his expert judgement, always under the appropriate governance.

Non-current assets and liabilities associated with non-current assets held for sale	'Non-current assets' and 'liabilities associated with non-current assets held for sale'
Non-current assets held for sale' includes the carrying amount of individual items, disposal groups or items forming part of a business unit earmarked for disposal (discontinued operations), whose sale in their present condition is highly likely to be completed within one year from the reporting date. Therefore, the recovery of the carrying amount of these items -which can be of a financial nature or otherwise- will foreseeably be effected through the proceeds from their disposal.
Specifically, property or other non-current assets received by the consolidated entities as total or partial settlement of their debtors’ payment obligations to them are deemed to be 'Non-current assets held for sale', unless the consolidated entities have decided to make continuing use of these assets.
'Liabilities associated with non-current assets held for sale' includes the balances payable arising from the assets held for sale or disposal groups and from discontinued operations.
'Non-current assets and disposal groups of items that have been classified as held for sale' are generally recognised at the date of their allocation to this category and are subsequently valued at the lower of their fair value less costs to sell or its book value. 'Non-current assets and disposal groups of items that are classified as held for sale' are not amortised as long as they remain in this category.
The valuation of the portfolio of non-current assets held for sale has been made in compliance with the requirements of International Financial Reporting Standards in relation to the estimate of the fair value of tangible assets and the value-in-use of financial assets.
The value of the portfolio is determined as the sum of the values of the individual elements that compose the portfolio, without considering any total or batch grouping in order to correct the individual values.
For the purposes of its consideration in initial recognition, the Group obtains, at the time of award, the fair value of the corresponding asset by requesting an appraisal from external valuation agencies.
Grupo Santander has in place a corporate policy that ensures the professional competence and the independence and objectivity of the external appraisal agencies, in accordance with the regulations, which require appraisal agencies to meet independence, neutrality and credibility requirements, so that the use of their estimates does not reduce the reliability of its valuations.
This policy establishes that all the appraisal companies and agencies with which the Group works in Spain should be registered in the Official Register of the Bank of Spain and that the appraisals performed by them should follow the methodology established in Order ECO/805/2003, of 27 March. The main appraisal companies and agencies with which the Group worked in Spain in 2025 are as follows: Tinsa Tasaciones Inmobiliarias, S.A.U., Sociedad de Tasación, S.A., Global Valuation, S.A.U., Instituto de Valoraciones, S.A., Euroevaluaciones, S.A. and Valoraciones Mediterráneo, S.A.
Also, this policy establishes that the various subsidiaries abroad work with appraisal companies that have recent experience in the area and the type of asset under appraisal and meet the independence requirements established in the corporate policy. They should verify, inter alia, that the appraisal company is not a party related to the Group and that its billings to the Group in the last twelve months do not exceed 15% of the appraisal company’s total billings.
At 31 December 2025 the fair value less costs to sell of non-current assets held for sale exceeded their carrying amount by EUR 551 million (EUR 553 million at 31 December 2024); however, in accordance with the accounting standards, this unrealised gain could not be recognised.
Banco Santander, in compliance with Bank of Spain Circular 4/2017, and subsequent amendments, on public and private financial reporting standards and financial statement models, has developed a methodology that enables it to estimate the fair value and costs of sale of assets foreclosed or received in payment of debts. This methodology is based on the classification of the portfolio of foreclosed assets into different segments. Segmentation enables the intrinsic characteristics of Banco Santander's portfolio of foreclosed assets to be differentiated, so that assets with homogeneous characteristics are grouped by segment.
Thus, the portfolio is segmented into (i) finished assets of a residential and tertiary nature, (ii) developments in progress and (iii) land.[1]
In determining the critical segments in the overall portfolio, assets are classified on the basis of the nature of the asset and its stage of development. This segmentation is made in order to seek the liquidation of the asset (which should be carried out in the shortest possible time).
When making decisions, the situation and/or characteristics of the asset are fundamentally taken into account, as well as the evaluation of all the determining factors that favour the recovery of the debt. For them, the following aspects are analyzed, among others:
•The time that has elapsed since the adjudication.
•The transferability and contingencies of the foreclosed asset.
•The economic viability from the real estate point of view with the necessary investment estimate.
•The expenses that may arise from the marketing process.
•The offers received, as well as the difficulties in finding buyers.
In the case of real estate assets foreclosed in Spain, which represent 76% of the Group’s total non-current assets held for sale, the valuation of the portfolio is carried out by applying the following models:
•Market Value Model used in the valuation of finished properties of a residential nature (mainly homes and car parks) and properties of a tertiary nature (offices, commercial premises and multipurpose buildings). For the valuation of finished assets whose availability for sale is immediate, a market sale value provided by a third party external to Banco Santander is considered, calculated under the AVM methodology by the comparable properties method adjusted by our experience in selling similar assets, given the term, price, volume, trend in the value of these assets and the time elapsing until their sale and discounting the estimated costs of sale.
The market value is determined on the basis of the definition established by the International Valuation Standards drawn up by the IVSC (International Valuation Standards Council), understood as the estimated amount for which an asset or a liability should be exchanged on the measurement date between a willing buyer and a willing seller, in an arm's length transaction, after appropriate marketing, and in which the parties have acted with sufficient information, prudently and without coercion.
The current market value of the properties is estimated on the basis of automated valuations obtained by taking comparable properties as a reference; simulating the procedure carried out by an appraiser in a physical valuation according to Order ECO 805/2003: selection of properties and obtaining the unit value by applying homogenisation adjustments. The selection of the properties is carried out by location within the same real estate cluster and according to the characteristics of the properties, filtering by type[2], surface area range and age. The model enables a distinction to be made within the municipality under study as to which areas are similar and comparable and therefore have a similar value in the property market, discriminating between which properties are good comparators and which are not.
Adjustments to homogenize the properties are made according to: (i) the age of the property according to the age of the property to be valued, (ii) the deviation of the built area from the common area with respect to the property to be valued and (iii) by age of the date of capture of the property according to the price evolution index of the real estate market.
In addition, for individually significant assets, complete individual valuations are carried out, including a visit to the asset, market analysis (data relating to supply, demand, current sale or rental price ranges and supply-demand and revaluation expectations) and an estimate of expected income and costs.

1. The assets in a situation of 'stopped development' are included under 'land

2. Assets qualified as protected housing are taken into account. The maximum legal value of these assets is determined by the VPO module, obtained from the result of multiplying the State Basic Module (MBE) by a zone coefficient determined by each autonomous community. To carry out the valuation of a protected property, the useful surface area is used in accordance with current regulations.
For this segmentation of assets, when they are completed, the real costs are known and the actual expenses for the marketing and sale of the asset must be taken into account. Therefore, Banco Santander uses the actual costs in its calculation engine or, failing that, those estimated on the basis of its observed experience.
•Market Value Model according to Evolution of Market Values used to update the valuation of developments in progress. The valuation model estimates the current market value of the properties based on complete individual valuations by third parties, calculated from the values of the feasibility studies and development costs of the promotion, as well as the selling costs, distinguishing by location, size and type of property. The inputs used in the valuation model for residential assets under construction are actual revenues and costs.
For this purpose, in order to calculate the investment flows, Banco Santander considers, on the basis of the feasibility studies, the expenditure required for construction, the professional fees relating to the project and to project management, the premiums for mandatory building insurance, the developer's administrative expenses, licenses, taxes on new construction and fees, and urban development charges.
With respect to the calculation of income flows, Banco Santander takes into account the square metres built, the number of homes under construction and the estimated selling price over 1.5 years.
The market value will be the result of the difference between the income flows and the investment flows estimated at each moment.
•Land Valuation model. The methodology followed by the Group regarding land valuation consists of updating the individual reference valuation of each of the land on an annual basis, through updated valuation valuations carried out by independent professionals and following the methodology established in the Order ECO/805/2003, of 27 March, whose main verifications in the case of land valuation, regardless of the degree of urbanisation of the land, correspond to:
–Visual verification of the assessed property.
–Registry description.
–Urban planning.
–Visible easements.
–Visible state of occupation, possession, use and exploitation.
–Protection regime.
–Apparent state of preservation.
–Correspondence with cadastral property.
–Existence of expropriation procedure, expropriation plan or project, administrative resolution or file that may lead to expropriation.
–Expiry of the urbanization or building deadlines.
–Existence of a procedure for failure to comply with obligations.
–Verification of surfaces.
For the purposes of valuation, the land will be classified in the following levels:
–Level I: It will include all the lands that do not belong to level II.
–Level II: It shall include land classified as undeveloped where building is not allowed for uses other than agriculture, forestry, livestock or linked to an economic exploitation permitted by the regulations in force. Also included are lands classified as developable that are not included in a development area of urban planning or that, in such an area, the conditions for its development have not been defined.
In those cases where the Group does not have an updated reference value through an ECO valuation for the current year, we use as a reference value the latest available ECO valuation reduced or corrected by the average annual coverage ratio of the land on which we have obtained an updated reference value, through an ECO valuation.
Grupo Santander applies a discount to the aforementioned reference values that takes into account both the discount on the reference value in the sales process and the estimated costs of marketing or selling the land; discount on reference value = % discount on sales + % marketing costs being:
–% discount on Sales: = 100 - (sales price / updated appraisal value).
–marketing costs: calculated on the basis of our historical experience in sales and in accordance with the marketing management fees negotiated with our suppliers of this type of service.
In this way the Group obtains the corrected market value, an amount that we compare with the net cost of each piece of land to determine its correct valuation and conclude with our valuation process.
In addition, in relation to the previously mentioned valuations, less costs to sell, are contrasted with the sales experience of each type of asset in order to confirm that there is no significant difference between the sale price and the valuation.
Impairment losses on an asset or disposal group arising from a reduction in its carrying amount to its fair value (less costs to sell) are recognised under 'Gains or (losses) on non-current assets held for sale not classified as discontinued operations' in the consolidated income statement.
The gains on a non-current asset held for sale resulting from subsequent increases in fair value (less costs to sell) increase its carrying amount and are recognised in the consolidated income statement up to an amount equal to the impairment losses previously recognised.

Assets under insurance or reinsurance contracts and Liabilities under insurance or reinsurance contracts	Assets under reinsurance contracts and Liabilities under insurance contracts
The Group has prepared the accounting policy that establishes the criteria for recording insurance contracts, in accordance with IFRS 17. This standard defines insurance contracts as contracts under which one party accepts a significant insurance risk from another party by agreeing to compensate the policyholder if a specific uncertain future event negatively affects the policyholder.
IFRS 17 requires a level of aggregation of contracts that the Group identifies in portfolios of contracts with similar risks and that are managed jointly. The Group then divides each portfolio into a minimum of three groups: (i) contracts that are onerous on initial recognition; (ii) contracts that, upon initial recognition, have no significant possibility of subsequently becoming onerous; and (iii) any remaining contract.
For contracts that are considered not to be onerous, a profit margin is recognized in the profit and loss account (referred to as 'Contractual Service Margin' or 'CSM') throughout the period in which the entity performs the service. However, if at the time of initial recognition, or during the period in which the entity performs the service, the contract is onerous, the entity recognizes the loss in the income statement.
Contract limits define the term up to which compliance cash flows must be considered in order to measure an insurance contract. Fulfilment cash flows comprise an unbiased, probability-weighted estimate of future cash flows, a discount adjustment to the present value to reflect the time value of money for monetary and financial risks, and a risk adjustment for non-fulfilment risks. financial. The identification of the contractual limit under IFRS 17 is essential not only for measuring the fulfilment cash flows of a group of contracts, but also for determining the applicable measurement model, in case the contractual limits are identified in a year or more.
Cash flows are within the contractual limit of an insurance contract if they arise from substantial rights and obligations that exist during the reporting period, in which the entity can obligate the insurance policyholder to pay premiums or in which the entity has a substantive obligation to provide services to the insured.
The Group has carried out an analysis of the limits of insurance and reinsurance contracts under IFRS 17, separately, generally applying the General Model (Building Block Approach) to all contracts, except those eligible to be valued by the Simplified Model (Premium Allocation Approach), or the Variable Commission Approach ('VCA' or Variable Fee Approach).
The general model measures a group of contracts as the sum of the fulfilment cash flows and the Contractual Service Margin. The CSM represents benefits not yet recorded that the entity will recognize as providing services under the insurance contract.
Insurance contracts with direct participation apply the VCA as a modified version of the General Model. This should reduce the volatility of results due to the asymmetry between the accounting treatment of the profit and losses of the underlying items attributable to the policyholders and the accounting treatment of the liability owed to those policyholders.
Another aspect considered in measuring the present value of the future cash flows of a group of insurance contracts is the discount rate applied to reflect the time value of money and the financial risks related to those cash flows. The Group has established a generally chosen methodology and guarantees that the calculation components have a homogeneous basis, previously approved by the Group, establishing the base curves provided by the Group and allowing adjustments to these curves based on the expert criteria of each local address.
Likewise, measuring compliance cash flows requires a risk adjustment for non-financial risk. Risk adjustment for non-financial risk is the compensation necessary to withstand uncertainty about the amount and timing of cash flows arising from non-financial risks. If a change in the assumptions occurs, it could affect the income statement or the Other comprehensive income, depending on its nature. The risks covered by the risk adjustment for non-financial risk are insurance risk and other non-financial risks, such as interruption risk and expense risk.

Tangible assets	Tangible assets
Tangible assets includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Tangible assets are classified by use as follows:
i. Property, plant and equipment for own use
Property, plant and equipment for own use – including tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing receivables from third parties which are intended to be held for continuing use and tangible assets acquired under finance leases– are presented at acquisition cost, less the related accumulated depreciation and any estimated impairment losses (carrying amount higher than recoverable amount).
Depreciation is calculated, using the straight-line method, on the basis of the acquisition cost of the assets less their residual value. The land on which the buildings and other structures stand has an indefinite life and, therefore, is not depreciated.
The annual tangible asset depreciation charge is recognised in the consolidated income statement and are essentially equivalent to the following amortization percentages (determined based on the years of estimated useful life, on average, of the different elements):

Average annual rate
Buildings for own use	2.4%
Furniture	9.5%
Fixtures	9.5%
Office and IT equipment	23.6%
Lease use rights	Less than the lease term or the useful life of the underlying asset
At the end of each reporting period, consolidated entities assess whether there is any indication that the carrying amount of an asset exceeds its recoverable amount, in which case they write down the carrying amount of the asset to its recoverable amount and adjust future depreciation charges in proportion to its adjusted carrying amount and to its new remaining useful life, if the useful life needs to be re-estimated.
Similarly, if there is an indication of a recovery in the value of a tangible asset, the consolidated entities recognise the reversal of the impairment loss recognised in prior periods and adjust the future depreciation charges accordingly. In no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognised in prior years.
The estimated useful lives of the items of property, plant and equipment for own use are reviewed at least at the end of the reporting period with a view to detecting significant changes therein. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recognised in the consolidated income statement in future years on the basis of the new useful lives.
Upkeep and maintenance expenses relating to property, plant and equipment for own use are recognised as an expense in the period in which they are incurred, since they do not increase the useful lives of the assets.
ii. Investment property
'Investment property' reflects the net values of the land, buildings and other structures held either to earn rentals or for obtaining profits by sales due to future increase in market prices.
The criteria used to recognise the acquisition cost of investment property, to calculate its depreciation and its estimated useful life and to recognise any impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.
In the case of investment properties that support obligations to pay a return directly linked to fair value, or to the returns of certain assets including the investment property itself, such properties are measured using the fair value model.
In order to evaluate the possible impairment Grupo Santander determines periodically the fair value of its investment property so that, at the end of the reporting period, the fair value reflects the market conditions of the investment property at that date. This fair value is determined annually, taking as benchmarks the valuations performed by independent experts. The methodology used to determine the fair value of investment property is selected based on the status of the asset in question; thus, for properties earmarked for lease, the valuations are performed using the sales comparison approach, whereas for leased properties the valuations are made primarily using the income capitalisation approach and, exceptionally, the sales comparison approach.
In the sales comparison approach, the property market segment for comparable properties is analysed, inter alia, and, based on specific information on actual transactions and firm offers, current prices are obtained for cash sales of those properties. The valuations performed using this approach are considered as Level 2 valuations.
In the income capitalisation approach, the cash flows estimated to be obtained over the useful life of the property are discounted taking into account factors that may influence the amount and actual obtainment thereof, such as: (i) the payments that are normally received on comparable properties; (ii) current and probable future occupancy; (iii) the current or foreseeable default rate on payments. The valuations performed using this approach are considered as Level 3 valuations, since significant unobservable inputs are used, such as current and probable future occupancy and/or the current or foreseeable default rate on payments.
iii. Assets leased out under an operating lease
'Property, plant and equipment' - Leased out under an operating lease reflects the amount of the tangible assets, other than land and buildings, leased out by the Group under an operating lease.
The criteria used to recognise the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognise the impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.

Accounting for leases	Accounting for leases
The main aspects contained in the regulation (IFRS 16) adopted by the Group are included below:
When the Group acts as lessee, it recognises a right-of-use asset representing its right to use the underlying leased asset with a corresponding lease liability on the date on which the leased asset is available for use by the Group.
Each lease payment is allocated between liability and finance charge. The finance charge is allocated to the income statement during the term of the lease in such a way as to produce a constant periodic interest rate on the remaining balance of the liability for each year.
The right-of-use asset is depreciated over the useful life of the asset or the lease term, whichever is shorter, on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is amortized over the useful life of the underlying asset.
Assets and liabilities arising from a lease are initially measured at present value. Lease liabilities include the net present value of the following lease payments:
–Fixed payments (including inflation-linked payments), less any lease incentive receivable.
–Variable lease payments that depend on an index or rate.
–The amounts expected to be paid by the lessee under residual value guarantees.
–The exercise price of a purchase option if the lessee is reasonably certain that it will exercise that option.
–Lease termination penalty payments, if the term of the lease reflects the lessee's exercise of that option.
Lease payments are discounted using the interest rate implicit in the lease. When this interest rate cannot be obtained, the interest rate used in these cases, is the lessee's incremental borrowing rate at the related date. For this purpose, the entity has calculated this incremental borrowing rate taking as reference the listed debt instruments issued by the Group; in this regard, the Group has estimated different interest rate curves depending on the currency and economic environment in which the contracts are located.
In order to construct the incremental borrowing rate, a methodology has been developed at the corporate level. This methodology is based on the need for each entity to consider its economic and financial situation, for which the following factors must be considered:
–Economic and political situation (country risk).
–Credit risk of the company.
–Monetary policy.
–Volume and seniority of the company’s debt instrument issues.
The incremental borrowing rate is defined as the interest rate that a lessee would have to pay for borrowing, given a similar period to the duration of the lease and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. The Group entities have a wide stock and variety of financing instruments issued in different currencies to that of the euro (pound, dollar, etc.) that provide sufficient information to be able to determine an 'all in rate' (reference rate plus adjustment for credit spread at different terms and in different currencies). In circumstances, where the leasing company has its own financing, this has been used as the starting point for determining the incremental borrowing rate. On the other hand, for those Grupo Santander entities that do not have their own financing, the information from the financing of the consolidated subgroup to which they belong was used as the starting point for estimating the entity's curve, analysing other factors to assess whether it is necessary to make any type of negative or positive adjustment to the initially estimated credit spread.
Right-of-use assets are valued at cost which includes the following:
–The amount of the initial measurement of the lease liability.
–Any lease payment made at or before the commencement date less any lease incentive received.
–Any initial direct costs.
–Restoration costs.
The Group recognises the payments associated with short-term leases and leases of low-value assets on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term less than or equal to 12 months (a lease that contains a purchase option is not a short term lease).

Intangible assets	Intangible assets
Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance which arise as a result of a legal transaction or which are developed internally by the consolidated entities.
Only assets whose cost can be measured reliably and it is likely that the consolidated entities obtain future economic benefits are recognised.
Intangible assets are recognised initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortisation and any accumulated impairment losses.
i. Goodwill
Any excess of the cost of the investments in the consolidated entities and entities accounted for using the equity method over the corresponding underlying carrying amounts acquired, adjusted at the date of first-time consolidation, is allocated as follows:
a.If it is attributable to specific assets and liabilities of the companies acquired, by increasing the value of the assets (or reducing the value of the liabilities) whose fair values were higher (lower) than the carrying amounts at which they had been recognised in the acquired entities’ balance sheets.
b.If it is attributable to specific intangible assets, by recognising it explicitly in the consolidated balance sheet provided that the fair value of these assets within twelve months following the date of acquisition can be measured reliably.
c.The remaining amount is recognised as goodwill, which is allocated to one or more cash-generating units (CGU) (a cash-generating unit is the smallest identifiable group of assets that, as a result of continuing operation, generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets). The cash-generating units represent the Group’s geographical and/or business segments.
Goodwill (only recognised when it has been acquired by consideration) represents, therefore, a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that are not capable of being individually identified and separately recognised.
At the end of each annual reporting period or whenever there is any indication of impairment goodwill is reviewed for impairment (i.e. a reduction in its recoverable amount to below its carrying amount) and, if there is any impairment, the goodwill is written down with a charge to 'Impairment or reversal of impairment on non-financial assets, net - Intangible assets' in the consolidated income statement.
An impairment loss recognised for goodwill is not reversed in a subsequent period.
In the event of sale or departure of an activity that is part of a CGU, the part of the goodwill that can be assigned to said activity would be written-off, taking as a reference the relative value of the same over the total of the CGU at the time of sale or abandonment. If applicable, the distribution by currency of the remaining goodwill will be performed based on the relative values of the remaining activities.
ii. Other intangible assets
Other intangible assets includes the amount of identifiable intangible assets, such as purchased customer lists and computer software.
Other intangible assets can have an indefinite useful life -when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities- or a finite useful life, in all other cases.
Intangible assets with indefinite useful lives are not amortised, but rather at the end of each reporting period or whenever there is any indication of impairment the consolidated entities review the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps.
Intangible assets with finite useful lives are amortised over those useful lives using methods similar to those used to depreciate tangible assets.
The intangible asset amortisation charge is recognised under 'Depreciation and amortisation' in the consolidated income statement.
In both cases the consolidated entities recognise any impairment loss on the carrying amount of these assets with a charge to 'Impairment or reversal of impairment on non-financial assets, net - Intangible assets in the consolidated' income statement.
The criteria used to recognise the impairment losses on these assets and, where applicable, the reversal of impairment losses recognised in prior years are similar to those used for tangible assets (see note 2.k).
Internally developed computer software
Internally developed computer software is recognised as an intangible asset if, among other requisites (basically the Group’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.
Expenditure on research activities is recognised as an expense in the year in which it is incurred and cannot be subsequently capitalised into the carrying amount of the intangible asset.

Other assets	Other assets
Other assets' in the consolidated balance sheet includes the amount of assets not recorded in other items, the breakdown being as follows:
•Inventories: this item includes the amount of assets, other than financial instruments, that are held for sale in the ordinary course of business, that are in the process of production, construction or development for such purpose, or that are to be consumed in the production process or in the provision of services. Inventories include land and other property held for sale in the property development business.
Inventories are measured at the lower of cost and net realisable value, which is the estimated selling price of the inventories in the ordinary course of business, less the estimated costs of completion and the estimated costs required to make the sale.
Any write-downs of inventories -such as those due to damage, obsolescence or reduction of selling price- to net realisable value and other impairment losses are recognised as expenses for the year in which the impairment or loss occurs. Subsequent reversals are recognised in the consolidated income statement for the year in which they occur.
The carrying amount of inventories is derecognised and recognised as an expense in the period in which the revenue from their sale is recognised.
▪Other: this item includes the balance of all prepayments and accrued income (excluding accrued interest, fees and commissions), the net amount of the difference between pension plan obligations and the value of the plan assets with a balance in the entity’s favour, when this net amount is to be reported in the consolidated balance sheet, and the amount of any other assets not included in other items.

Other liabilities	Other liabilities
'Other liabilities' includes the balance of all accrued expenses and deferred income, excluding those related to interests and fees on financial instruments, as well as the amount of any other liabilities not included in other categories.

Provisions and contingent liabilities (assets)	Provisions and contingent liabilities (assets)
When preparing the financial statements of the consolidated entities, Banco Santander makes a distinction between:
•Provisions: credit balances covering present obligations at the reporting date arising from past events which could give rise to a loss for the consolidated entities, which is considered to be likely to occur and certain as to its nature but uncertain as to its amount and/or timing.
•Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the consolidated entities. They include the present obligations of the consolidated entities when it is not probable that an outflow of resources embodying economic benefits will be required to settle them. The Group does not recognise the contingent liability. The Group will disclose a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.
Irrevocable contingent payments (ICPs), corresponding to payment facilities allowed under the annual contributions of certain levies, are recorded in accordance with the definitions mentioned above. In this regard, on 14 November 2025, the Group learned that the CJEU had definitively resolved the dispute concerning the CPI contributions made by a financial institution to the Single Resolution Fund, upholding the judgment of the General Court of 25 October 2023, which ruled against said financial institution regarding its request for the return of guarantees linked to irrevocable payment commitments for a Group entity whose license had been withdrawn. In light of this ruling, it was concluded that it was not necessary to modify the accounting entries that the Santander Group has made when using these facilities to make contributions corresponding to this levy or to other similar levies that also allow for such contributions.
•Contingent assets: possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Contingent assets are not recognised in the consolidated balance sheet or in the consolidated income statement, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.
Grupo Santander’s consolidated financial statements include all the material provisions with respect to which it is considered that it is more likely than not the obligation will have to be settled. In accordance with accounting standards, contingent liabilities must not be recognised in the consolidated financial statements, but must rather be disclosed in the Notes.
Provisions (which are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year) are used to cater for the specific obligations for which they were originally recognised. Provisions are fully or partially reversed when such obligations cease to exist or are reduced.
Provisions are classified according to the obligations covered as follows (see note 25):
▪Provision for pensions and similar obligations: includes the amount of all the provisions made to cover post-employment benefits, including obligations to pre-retirees and similar obligations.
▪Provisions for contingent liabilities and commitments: include the amount of the provisions made to cover contingent liabilities -defined as those transactions in which the Group guarantees the obligations of a third party, arising as a result of financial guarantees granted or contracts of another kind- and contingent commitments -defined as irrevocable commitments that may give rise to the recognition of financial assets.
▪Provisions for taxes and other legal contingencies and Other provisions: include the amount of the provisions recognised to cover tax and legal contingencies and litigation and the other provisions recognised by the consolidated entities. Other provisions includes, inter alia, any provisions for restructuring costs and environmental measures.

Own equity instruments	Own equity instruments
Own equity instruments are those meeting both of the following conditions:
▪The instruments do not include any contractual obligation for the issuer (i) to deliver cash or another financial asset to a third party; or (ii) to exchange financial assets or financial liabilities with a third party under conditions that are potentially unfavourable to the issuer.
▪The instruments will or may be settled in the issuer’s own equity instruments and are: (i) a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or (ii) a derivative that will be settled by the issuer through the exchange of a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.
Transactions involving own equity instruments, including their issuance and cancellation, are charged directly to equity.
Changes in the value of instruments classified as own equity instruments are not recognised in the consolidated financial statements. Consideration received or paid in exchange for such instruments, including the coupons on preference shares contingently convertible into ordinary shares and the coupons associated with CCPP, is directly added to or deducted from equity.

Equity-instrument-based employee remuneration	Equity-instrument-based employee remuneration
Own equity instruments delivered to employees in consideration for their services, if the instruments are delivered once the specific period of service has ended, are recognised as an expense for services (with the corresponding increase in equity) as the services are rendered by employees during the service period. At the grant date the services received (and the related increase in equity) are measured at the fair value of the equity instruments granted. If the equity instruments granted are vested immediately, Grupo Santander recognises in full, at the grant date, the expense for the services received.
When the requirements stipulated in the remuneration agreement include external market conditions (such as equity instruments reaching a certain quoted price), the amount ultimately to be recognised in equity will depend on the other conditions being met by the employees (normally length of service requirements), irrespective of whether the market conditions are satisfied.
If the conditions of the agreement are met but the external market conditions are not satisfied, the amounts previously recognised in equity are not reversed, even if the employees do not exercise their right to receive the equity instruments.

Recognition of income and expenses	Recognition of income and expenses
The most significant criteria used by Grupo Santander to recognise its income and expenses are summarised as follows:
i. Interest income, interest expenses and similar items
Interest income, interest expenses and similar items are generally recognised on an accrual basis using the effective interest method. Dividends received from other companies are recognised as income when the consolidated entities’ right to receive them arises.
ii. Commissions, fees and similar items
Fee and commission income and expenses are recognised in the consolidated income statement using criteria that vary according to their nature. The main criteria are as follows:
▪Fee and commission income and expenses relating to financial assets and financial liabilities measured at fair value through profit or loss are recognised when paid.
▪Those arising from transactions or services that are performed over a period of time are recognised over the life of these transactions or services.
▪Those relating to services provided in a single act are recognised when the single act is carried out.
iii. Non-finance income and expenses
They are recognised for accounting purposes when the good is delivered or the non-financial service is rendered. To determine the amount and timing of recognition, a five-step model is followed: identification of the contract with the customer, identification of the separate obligations of the contract, determination of the transaction price, distribution of the transaction price among the identified obligations and finally recording of income as the obligations are satisfied.
iv. Deferred collections and payments
These are recognised for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.
v. Loan arrangement fees
Loan arrangement fees, mainly loan origination, application and information fees, are accrued and recognised in income over the term of the loan.

Financial guarantees	Financial guarantees
Financial guarantees are considered contracts that require the issuer to make specific payments to reimburse the creditor for the loss it incurs when a specific debtor defaults on its due date payment obligation in accordance with the original or modified conditions of debt instrument, regardless of its legal form, which may be, among others, a deposit, financial guarantee, insurance contract or credit derivative.
Grupo Santander initially recognises the financial guarantees provided on the liability side of the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and simultaneously the Group recognises the amount of the fees, commissions and similar interest received at the inception of the transactions and a credit on the asset side of the consolidated balance sheet for the present value of the fees, commissions and interest outstanding.
Financial guarantees, regardless of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments carried at amortised cost (described in note 2.g above).
The provisions made for these transactions are recognised under 'Provisions - Provisions for commitments and guarantees given in the consolidated balance sheet' (see note 25). These provisions are recognised and reversed with a charge or credit, respectively, to 'Provisions or reversal of provisions', net, in the consolidated income statement.

Assets under management and investment and pension funds managed by the Group	Assets under management and investment and pension funds managed by the Group
Assets owned by third parties and managed by the consolidated entities are not presented on the face of the consolidated balance sheet. The investment funds and pension funds managed by the consolidated companies are also not presented in the Group's consolidated balance sheet, as they are owned by third parties.
The commissions generated by these activities are included in the balance of the 'Commission income' chapter of the consolidated profit and loss account.
Note 2.b.iv describes the internal criteria and procedures used to determine whether control exists over the structured entities, which include, inter alia, investment funds and pension funds.

Post-employment benefits, other long-term employee benefits and termination benefits	Post-employment benefits
Under the collective agreements currently in force and other arrangements, the Spanish banks included in the Group and certain other Spanish and foreign consolidated entities have undertaken to supplement the public social security system benefits accruing to certain employees, and to their beneficiary right holders, for retirement, permanent disability or death, and the post-employment welfare benefits.
Grupo Santander's post-employment obligations to its employees are deemed to be defined contribution plans when the Group makes pre-determined contributions (recognised under Personnel expenses in the consolidated income statement) to a separate entity and will have no legal or effective obligation to make further contributions if the separate entity cannot pay the employee benefits relating to the service rendered in the current and prior periods. Post-employment obligations that do not meet the aforementioned conditions are classified as defined benefit plans (see note 25).
Defined contribution plans
The contributions made in this connection in each year are recognised under 'Personnel expenses' in the consolidated income statement.
The amounts not yet contributed at each year-end are recognised, at their present value, under 'Provisions - Provision for pensions' and similar obligations on the liability side of the consolidated balance sheet.
Defined benefit plans
Grupo Santander recognises under 'Provisions - Provision for pensions and similar obligations on the liability side of the consolidated balance sheet' (or under 'Other assets' on the asset side, as appropriate) the present value of its defined benefit post-employment obligations, net of the fair value of the plan assets.
Plan assets are defined as those that will be directly used to settle obligations and that meet the following conditions:
▪They are not owned by the consolidated entities, but by a legally separate third party that is not a party related to the Group.
▪They are only available to pay or fund post-employment benefits and they cannot be returned to the consolidated entities unless the assets remaining in the plan are sufficient to meet all the benefit obligations of the plan and of the entity to current and former employees, or they are returned to reimburse employee benefits already paid by Grupo Santander.
If Grupo Santander can look to an insurer to pay part or all of the expenditure required to settle a defined benefit obligation, and it is practically certain that said insurer will reimburse some or all of the expenditure required to settle that obligation, but the insurance policy does not qualify as a plan asset, the Group recognises its right to reimbursement -which, in all other respects, is treated as a plan asset- under 'Insurance contracts linked to pensions' on the asset side of the consolidated balance sheet.
Grupo Santander will recognise the following items in the income statement:
•Current service cost, (the increase in the present value of the obligations resulting from employee service in the current period), is recognised under 'Staff costs'.
•The past service cost, which arises from changes to existing post-employment benefits or from the introduction of new benefits and includes the cost of reductions, is recognised under 'Provisions or reversal of provisions'.
•Any gain or loss arising from a liquidation of the plan is included in the 'Provisions or reversion of provisions'.
•Net interest on the net defined benefit liability (asset), i.e. the change during the period in the net defined benefit liability (asset) that arises from the passage of time, is recognised under 'Interest expense' and similar charges ('Interest and similar income' if it constitutes income) in the consolidated income statement.
The remeasurement of the net defined benefit liability (asset) is recognised in 'Other comprehensive income' under Items not reclassified to profit or loss and includes:
▪Actuarial gains and losses generated in the year, arising from the differences between the previous actuarial assumptions and what has actually occurred and from the effects of changes in actuarial assumptions.
▪The return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).
▪Any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).
Other long-term employee benefits
Other long-term employee benefits, defined as obligations to pre-retirees -taken to be those who have ceased to render services at the entity but who, without being legally retired, continue to have economic rights vis-à-vis the entity until they acquire the legal status of retiree-, long-service bonuses, obligations for death of spouse or disability before retirement that depend on the employee’s length of service at the entity and other similar items, are treated for accounting purposes, where applicable, as established above for defined benefit post-employment plans, except that actuarial gains and losses are recognised under 'Provisions or reversal of provisions', net, in the consolidated income statement (see note 25).
Termination benefits
Termination benefits are recognised when there is a detailed formal plan identifying the basic changes to be made, provided that implementation of the plan has begun, its main features have been publicly announced or objective facts concerning its implementation have been disclosed.

Income tax	Income tax
The expense for Spanish income tax and other similar taxes applicable to the foreign consolidated entities is recognised in the consolidated income statement, except when they arise from a transaction whose results are recognised directly in equity, in which case the related tax effect is recognised in equity.
The current income tax expense is calculated as the sum of the current tax resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognised in the consolidated income statement.
'Deferred tax assets' and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realised or the liability is settled.
'Tax assets' include the amount of all tax assets, which are broken down into current -amounts of tax to be recovered within the next twelve months- and deferred -amounts of tax to be recovered in future years, including those arising from tax loss or tax credit carryforwards.
Tax liabilities' includes the amount of all tax liabilities (except provisions for taxes), which are broken down into current -the amount payable in respect of the income tax on the taxable profit for the year and other taxes in the next twelve months- and deferred -the amount of income tax payable in future years.
Deferred tax liabilities are recognised in respect of taxable temporary differences associated with investments in subsidiaries, associates or joint ventures, except when the Group is able to control the timing of the reversal of the temporary difference and, in addition, it is probable that the temporary difference will not reverse in the foreseeable future. In this regard, no deferred tax liabilities of EUR 321.9 million were recognised in relation to the taxation that would arise from the undistributed earnings of certain Group holding companies, in accordance with the legislation applicable in those jurisdictions.
Deferred tax assets are only recognised for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilised, and the deferred tax assets do not arise from, in its initial recognition of (i)a business combination, (ii) an operation that does not affect either the tax result or the accounting result or (iii) on the date of the transaction, does not generate deductible and taxable temporary differences for the same amount (in which case assets and deferred tax liabilities). Other deferred tax assets (tax loss and tax credit carryforwards) are only recognised if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilised.
Differences generated by the different accounting and tax treatment of any of the income and expenses recorded directly in equity to be paid or recovered in the future are accounted for as temporary differences.
The deferred tax assets and liabilities are reassessed at the reporting date in order to ascertain whether any adjustments need to be made on the basis of the findings of the analyses performed.
Regarding taxes on profits arising from the application of tax laws for the implementation of the Pillar Two model rules, including those related to national minimum complementary taxes, the Group applies the mandatory and temporary exception to the recognition of deferred tax assets and liabilities derived from said tax laws (see note 27.f).

Residual maturity periods	Residual maturity periods
In note 51 it is provided an analysis of the maturities of the balances of certain items in the consolidated balance sheet.
Santander Group has recorded as 'time liabilities' those recognised financial liabilities in which the counterparty may require payments.
Likewise, when Grupo Santander has committed to having amounts available at different maturity periods, these amounts have been recorded in the first year in which they may be required.
Additionally, for the financial guarantee contracts issued, the Group has recorded the maximum amount of the financial guarantee issued in the first year in which the guarantee can be executed.

Consolidated statement of recognised income and expense	Consolidated statement of recognised income and expense
This statement presents the income and expenses generated by the Group as a result of its business activity in the year, and a distinction is made between the income and expenses recognised in the consolidated income statement for the year and the other income and expenses recognised directly in consolidated equity.
Accordingly, this statement presents:
a.    Consolidated profit for the year.
b.    The net amount of the income and expenses recognised in 'Other comprehensive income' under items that will not be reclassified to profit or loss.
c.    The net amount of the income and expenses recognised in Other comprehensive income under items that may be reclassified subsequently to profit or loss.
d.    The income tax incurred in respect of the items indicated in b and c above, except for the valuation adjustments arising from investments in associates or joint ventures accounted for using the equity method, which are presented net.
e.    Total consolidated recognised income and expense, calculated as the sum of a) to d) above, presenting separately the amount attributable to the parent company and the amount relating to non-controlling interests.
The statement presents the items separately by nature, grouping together items that, in accordance with the applicable accounting standards, will not be reclassified subsequently to profit and loss since the requirements established by the corresponding accounting standards are met.

Statement of changes in total equity	Statement of changes in total equity
This statement presents all the changes in equity, including those arising from changes in accounting policies and from the correction of errors. Accordingly, this statement presents a reconciliation of the carrying amount at the beginning and end of the year of all the consolidated equity items, and the changes are grouped together on the basis of their nature into the following items:
a.    Adjustments due to changes in accounting policies and to errors: include the changes in consolidated equity arising as a result of the retrospective restatement of the balances in the consolidated financial statements, distinguishing between those resulting from changes in accounting policies and those relating to the correction of errors.
b.    Income and expense recognised in the year: includes, in aggregate form, the total of the aforementioned items recognised in the consolidated statement of recognised 'Income and expense'.
c.    Other changes in equity: includes the remaining items recognised in equity, including, inter alia, increases and decreases in capital, distribution of profit, transactions involving own equity instruments, equity-instrument-based payments, transfers between equity items and any other increases or decreases in consolidated equity.

Consolidated statement of cash flows	Consolidated statement of cash flows
The following terms are used in the consolidated statements of cash flows with the meanings specified:
•Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value, irrespective of the portfolio in which they are classified.
Grupo Santander classifies as cash and cash equivalents the balances recognised under 'Cash, cash balances at central banks' and 'Other deposits on demand' in the consolidated balance sheet.
•Operating activities: the principal revenue-producing activities of credit institutions and other activities that are not investing or financing activities.
•Investing activities: the acquisition or disposal of long-term assets and other investments not included in cash and cash equivalents.
•Financing activities: activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.
During 2025 Grupo Santander received interest amounting to EUR 109,840 million (EUR 117,046 and EUR 101,029 in 2024 and 2023, respectively) and paid interest amounting to EUR 57,737 million (EUR 61,091 and EUR 50,954 in 2024 and 2023, respectively).
Also, dividends received and paid by the Group are detailed in notes 4, 28 and 40, including dividends paid to minority interests (non-controlling interests)